     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2001


                                                       REGISTRATION NO. 33-41830
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                        POST-EFFECTIVE AMENDMENT NO. 11

                                       TO

                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact name of trust)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (Name of depositor)

                                 7 ROSZEL ROAD


                          PRINCETON, NEW JERSEY 08540

         (Complete address of depositor's principal executive offices)
                            ------------------------
                            BARRY G. SKOLNICK, ESQ.

                   President, General Counsel, and Secretary

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                                 7 ROSZEL ROAD


                          PRINCETON, NEW JERSEY 08540

                (Name and complete address of agent for service)
                            ------------------------
                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                           WASHINGTON, DC 20004-2415
                            ------------------------
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2001 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Contracts.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2001


                  Merrill Lynch Variable Life Separate Account

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    Home Office: Little Rock, Arkansas 72201
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     Springfield, Massachusetts 01144-1007
                             Phone: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This prospectus describes flexible premium life insurance contracts (the "Contract"), which generally are modified endowment contracts under federal tax law. Most distributions will have tax consequences and/or penalties.


Generally, through the first 14 days following a Contract's in force date, we will invest your initial payment in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:


- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


      - Basic Value Focus Fund


      - Developing Capital Markets Focus Fund


      - Global Growth Focus Fund


      - Index 500 Fund


      - Large Cap Value Focus Fund


      - Small Cap Value Focus Fund


      - Utilities and Telecommunications Focus Fund



- MERRILL LYNCH SERIES FUND, INC.


      - Balanced Capital Strategy Portfolio


      - Capital Stock Portfolio


      - Core Bond Strategy Portfolio


      - Fundamental Growth Strategy Portfolio


      - Global Allocation Strategy Portfolio


      - High Yield Portfolio


      - Intermediate Government Bond Portfolio


      - Money Reserve Portfolio


      - Natural Resources Portfolio



- MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES


      - Thirteen maturity dates ranging from February 15, 2002--February 15,
        2019



- AIM VARIABLE INSURANCE FUNDS


      - AIM V.I. Capital Appreciation Fund


      - AIM V.I. Value Fund



- ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


      - Premier Growth Portfolio


      - Quasar Portfolio



- MERCURY HW VARIABLE TRUST


      - International Value VIP Portfolio



- MERCURY V.I. FUNDS, INC.


      - Large Cap Growth Focus Fund



- MFS VARIABLE INSURANCE TRUST


      - MFS Emerging Growth Series


      - MFS Research Series


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the Contract only if loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

          -  make additional payments subject to certain conditions
          - change the face amount of your Contract subject to certain conditions
          -  redeem the Contract for its net cash surrender value
          -  make partial withdrawals
          -  borrow up to the loan value of your Contract

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MERCURY HW VARIABLE TRUST; THE MERCURY V.I. FUNDS, INC.; AND THE MFS(R) VARIABLE INSURANCE TRUST(SM) MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
IMPORTANT TERMS.............................................    5
SUMMARY OF THE CONTRACT.....................................    6
     What the Contract Provides.............................    6
     Availability and Payments..............................    7
     The Investment Base....................................    7
     The Investment Divisions...............................    7
     Illustrations..........................................    7
     Replacement of Existing Coverage.......................    8
     Right to Cancel ("Free Look" Period) or Exchange.......    8
     Distributions From The Contract........................    8
     Fees and Charges.......................................    8
     Joint Insureds.........................................   11
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................   11
     Merrill Lynch Life Insurance Company...................   11
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
      ("MLPF&S")............................................   11
     The Separate Account...................................   11
     Net Rate of Return for an Investment Division..........   13
     Changes Within the Separate Account....................   13
THE FUNDS...................................................   13
     The Series Fund........................................   14
     The Variable Series Funds..............................   15
     The AIM V.I. Funds.....................................   16
     The Alliance Fund......................................   16
     The Mercury HW Trust...................................   17
     The Mercury V.I. Funds.................................   17
     The MFS Trust..........................................   17
     Special Risks In Certain Funds.........................   18
     The Operation of the Funds.............................   19
     The Zero Trusts........................................   20
FACTS ABOUT THE CONTRACT....................................   21
     State Variations.......................................   21
     Who May be Covered.....................................   21
     Initial Payment........................................   22
     Right to Cancel ("Free Look" Period)...................   22
     Making Additional Payments.............................   23
     Changing the Face Amount...............................   25
     Investment Base........................................   26
     Charges................................................   27
     Charges Deducted from the Investment Base..............   27
     Charges to the Separate Account........................   29
     Fund Expenses..........................................   29
     Guarantee Period.......................................   29
     Net Cash Surrender Value...............................   30
     Partial Withdrawals....................................   30
     Loans..................................................   31
     Death Benefit Proceeds.................................   32
     Payment of Death Benefit Proceeds......................   33

                                                              PAGE
                                                              ----
     Dollar Cost Averaging..................................   34
     Right to Exchange the Contract.........................   34
     Income Plans...........................................   34
     Reports to Contract Owners.............................   35
MORE ABOUT THE CONTRACT.....................................   36
     Using the Contract.....................................   36
     Some Administrative Procedures.........................   37
     Other Contract Provisions..............................   38
     Group or Sponsored Arrangements........................   39
     Unisex Legal Considerations............................   39
     Selling the Contracts..................................   40
     Tax Considerations.....................................   41
     Our Income Taxes.......................................   43
     Reinsurance............................................   43
ILLUSTRATIONS...............................................   43
JOINT INSUREDS..............................................   50
     Availability and Payments..............................   50
     Who May be Covered.....................................   50
     Initial Payment........................................   50
     Making Additional Payments.............................   50
     Changing the Face Amount...............................   51
     Charges Deducted from the Investment Base..............   51
     Guarantee Period.......................................   51
     Net Cash Surrender Value...............................   51
     Death Benefit Proceeds.................................   51
     Net Single Premium Factor..............................   52
     Payment of Death Benefit Proceeds......................   52
     Right to Exchange the Contract.........................   52
     Using the Contract.....................................   52
     Other Contract Provisions..............................   52
     Income Plans...........................................   53
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............   53
     Directors and Executive Officers.......................   53
     Services Arrangement...................................   53
     State Regulation.......................................   53
     Legal Proceedings......................................   54
     Experts................................................   54
     Legal Matters..........................................   54
     Registration Statements................................   54
     Financial Statements...................................   54
     Financial Statements of Merrill Lynch Variable Life
      Separate Account......................................  S-1
     Financial Statements of Merrill Lynch Life Insurance
      Company...............................................  G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

cash surrender value: is equal to the investment base less the balance of any deferred contract load we have not yet deducted and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

contract anniversary: is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and contract anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

face amount: is the minimum death benefit as long as the Contract remains in force. You can change the face amount; it may increase as a result of an additional payment; or it may decrease as a result of a partial withdrawal.


fixed base: On the contract date, the fixed base equals the cash surrender value. From then on, the fixed base is calculated like the cash surrender value except that the calculation reflects net premiums, uses 4% interest per year instead of the net annual rate of return, and substitutes the guaranteed maximum cost of insurance rates for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash surrender value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit the mortality cost deduction and our right to cancel the Contract during the guarantee period.


guarantee period: is the time we guarantee that the Contract will remain in force regardless of investment experience, unless loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments and withdrawals made, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

in force date: is the date when the underwriting process is complete, and we receive the initial payment and any outstanding contract amendments at the Service Center.

investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: is the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary: is the same day each month as the policy date.


net amount at risk: is the excess of the death benefit over the cash surrender value, adjusted for interest at 4% per year.


net cash surrender value: is equal to cash surrender value less any loan debt.

net single premium factor: is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. We use this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the guidelines of what constitutes a life insurance contract under the Internal Revenue Code (IRC).

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates after the contract date are the days when we deduct charges from the investment base.

processing period: is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash surrender value by the net single premium factor.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.


You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations".)


We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.



For information concerning compensation paid for the sale of the Contracts, see "Selling the Contracts."


Death Benefit. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases depending on the investment results of the investment divisions you select. The death benefit may go up or down, depending on investment performance. However, it will never drop below the face amount. We will reduce the death benefit by any loan debt.

Tax Benefits and Tax Considerations. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the Contract provides two important tax benefits:

     1) Its death benefit is generally not subject to income tax;
     2) Any increases in the Contract's cash surrender value are not taxable until distributed from the Contract. (Since the Contract generally is a modified endowment contract, distributions are subject to tax, and, if taken before you reach age 59 1/2, may also be subject to a 10% federal penalty tax.)

Guarantee Period. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance unless loan debt exceeds certain contract values (See "Loans" for an explanation of how any loan debt affects the Contract's value). If your Contract's face amount is the minimum death benefit required under federal tax law, the guarantee period is for the insured's lifetime. If you select a higher face amount, your guarantee period is shorter. The chart below shows how the face amount of your contract affects the guarantee period (assuming the same premium).

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

             LENGTH OF GUARANTEE PERIOD (YEARS)               FACE AMOUNT
             ----------------------------------               -----------
  5.........................................................  $1,079,637
  10........................................................     501,909
  20........................................................     235,437
  30........................................................     177,763
  Insured's lifetime........................................     170,482

A guarantee period for the insured's lifetime provides certainty. Your own individual insurance needs and risk tolerance should determine the face amount of your Contract and therefore your guarantee period.


AVAILABILITY AND PAYMENTS


We will issue a Contract for an insured up to age 75 (or up to age 80 for joint insureds). We will consider issuing Contracts for insureds above age 75 on an individual basis. A Contract can be purchased with a single payment. The minimum single payment for a Contract is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000).

Subject to state regulation, contract owners may pay planned periodic payments instead of a single payment. If you elect planned periodic payments, the minimum initial planned periodic payment is $2,000 provided that the initial payment plus the planned payments will total $10,000 or more during the first five contract years.

We will not accept an initial payment that provides a guarantee period of less than one year.

Subject to certain conditions, you may make additional unplanned payments. (See "Making Additional Payments".)


THE INVESTMENT BASE


A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

We invest your payments in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, we will invest the initial payment only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, we will reallocate the investment base to up to five of the investment divisions, according to your instructions. (See "Changing the Allocation".)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE


Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Advisor if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of Contract illustrations.


RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within ten days after you receive it. Some states allow a longer period of time to return the Contract. If required by your state, you may return the Contract within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also exchange your Contract within 18 months for a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year two, you may withdraw up to 80% of the net cash surrender value. (See "Partial Withdrawals".) Partial withdrawals may have tax consequences. (See "Tax Considerations".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base minus:

          - The balance of any deferred contract loading not yet deducted; and
          - Other contract charges not yet deducted.

Surrendering your Contract may have tax consequences. (See "Tax
Considerations".)

Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. With a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations--Tax Treatment of Loans and Other Distributions".)

FEES AND CHARGES

Investment Base Charges. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on processing dates. These charges are:

          - DEFERRED CONTRACT LOAD equal to 9% of each payment. It consists of a sales load of 4.5%, a charge for federal taxes of 2% and a premium tax charge of 2.5%. For joint insureds the deferred contract load equals 11% of each payment and consists of a sales load of 6.5%, a charge for federal taxes of 2% and a premium tax charge of 2.5%. We deduct the deferred contract load in equal installments of .90% (1.1% for joint insureds) of each payment. We make this deduction on the ten contract anniversaries following the date we receive and accept the payment. However, in determining a Contract's net cash surrender value, we subtract the balance of the deferred contract load not yet deducted.

          - MORTALITY COST--on all quarterly processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and


          - NET LOAN COST--on each Contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base" and "Loans").


Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

          - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

          - a TRUST CHARGE deducted from only those investment divisions investing in the Zero Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2000, as a percentage of each Fund's average net assets.


                             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                            -------------------------------------------------------------
                                               DEVELOPING
                            AMERICAN   BASIC    CAPITAL      GLOBAL    GLOBAL
                            BALANCED   VALUE    MARKETS       BOND     GROWTH
     ANNUAL EXPENSES        FUND(a)    FOCUS    FOCUS(b)    FOCUS(c)   FOCUS    INDEX 500
     ---------------        --------   -----   ----------   --------   ------   ---------
Investment Advisory
 Fees.....................    .55%      .60%      1.00%       .60%      .75%       .30%
Other Expenses............    .07%      .05%       .36%       .15%      .08%       .05%
                              ---       ---       ----        ---       ---        ---
Total Annual Operating
 Expenses.................     62%      .65%      1.36%       .75%      .83%       .35%
Expense Reimbursements....    .00%      .00%       .11%       .00%      .00%       .00%
                              ---       ---       ----        ---       ---        ---
Net Expenses..............    .62%      .65%      1.25%       .75%      .83%       .35%

                            MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                            ----------------------------------------------
                                                            UTILITIES
                                           SMALL CAP           AND
                             LARGE CAP       VALUE      TELECOMMUNICATIONS
     ANNUAL EXPENSES        VALUE FOCUS      FOCUS            FOCUS
     ---------------        -----------   -----------   ------------------
Investment Advisory
 Fees.....................      .75%          .75%             .60%
Other Expenses............      .17%          .06%             .09%
                                ---           ---              ---
Total Annual Operating
 Expenses.................      .92%          .81%             .69%
Expense Reimbursements....      .00%          .00%             .00%
                                ---           ---              ---
Net Expenses..............      .92%          .81%             .69%


                                                        MERRILL LYNCH SERIES FUND, INC.
                            ---------------------------------------------------------------------------------------
                                            BALANCED                              FUNDAMENTAL     GLOBAL
                                             CAPITAL      CAPITAL    CORE BOND      GROWTH      ALLOCATION    HIGH
     ANNUAL EXPENSES        BALANCED(d)   STRATEGY(d,e)    STOCK    STRATEGY(e)   STRATEGY(e)   STRATEGY(e)   YIELD
     ---------------        -----------   -------------   -------   -----------   -----------   -----------   -----
Investment Advisory
 Fees.....................      .32%           .32%         .32%        .32%          .32%          .32%       .32%
Other Expenses............      .08%           .06%         .07%        .09%          .06%          .14%       .10%
                                ---            ---          ---         ---           ---           ---        ---
Total Annual Operating
 Expenses.................      .40%           .38%         .39%        .41%          .38%          .46%       .42%
Expense Reimbursements....      .00%           .00%         .00%        .00%          .00%          .00%       .00%
                                ---            ---          ---         ---           ---           ---        ---
Net Expenses..............      .40%           .38%         .39%        .41%          .38%          .46%       .42%

                               MERRILL LYNCH SERIES FUND, INC.
                            -------------------------------------
                            INTERMEDIATE
                             GOVERNMENT     MONEY      NATURAL
     ANNUAL EXPENSES            BOND       RESERVE   RESOURCES(f)
     ---------------        ------------   -------   ------------
Investment Advisory
 Fees.....................      .32%         .32%        .32%
Other Expenses............      .07%         .05%        .26%
                                ---          ---         ---
Total Annual Operating
 Expenses.................      .39%         .37%        .58%
Expense Reimbursements....      .00%         .00%        .08%
                                ---          ---         ---
Net Expenses..............      .39%         .37%        .50%


                                                     ALLIANCE VARIABLE
                                                          PRODUCTS            MERCURY HW          MERCURY V.I.
                               AIM VARIABLE          SERIES FUND, INC.         VARIABLE            FUNDS, INC.
                              INSURANCE FUNDS         (CLASS A SHARES)         TRUST(h)        (CLASS A SHARES)(j)
                          -----------------------   --------------------   -----------------   -------------------
                            AIM V.I.                ALLIANCE                  MERCURY HW
                            CAPITAL      AIM V.I.   PREMIER    ALLIANCE      INTERNATIONAL          LARGE CAP
    ANNUAL EXPENSES       APPRECIATION    VALUE      GROWTH    QUASAR(g)    VALUE VIP(e,i)      GROWTH FOCUS(e,k)
    ---------------       ------------   --------   --------   ---------   -----------------   -------------------
Investment Advisory
 Fees...................      .61%         .61%       1.00%      1.00%            .75%                 .65%
Other Expenses..........      .21%         .23%        .04%       .14%            .18%                 .69%
                              ---          ---        ----       ----             ---                 ----
Total Annual Operating
 Expenses...............      .82%         .84%       1.04%      1.14%            .93%                1.34%
Expense
 Reimbursements.........      .00%         .00%        .00%       .00%            .00%                 .09%
                              ---          ---        ----       ----             ---                 ----
Net Expenses............      .82%         .84%       1.04%      1.14%            .93%                1.25%


                              MFS(R) VARIABLE
                            INSURANCE TRUST(SM)
                          -----------------------
                             MFS
                          EMERGING        MFS
    ANNUAL EXPENSES       GROWTH(l)   RESEARCH(l)
    ---------------       ---------   -----------
Investment Advisory
 Fees...................     .75%         .75%
Other Expenses..........     .10%         .10%
                             ---          ---
Total Annual Operating
 Expenses...............     .85%         .85%
Expense
 Reimbursements.........     .00%         .00%
                             ---          ---
Net Expenses............     .85%         .85%


---------------

(a) Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.



(b)Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 2000.



(c) The Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.



(d) Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



(e) On May 1, 2001, (i) the Long Term Corporate Bond Portfolio was renamed the Core Bond Strategy Portfolio, (ii) the Growth Stock Portfolio was renamed the Fundamental Growth Strategy Portfolio, (iii) the Multiple Strategy Portfolio was renamed the Balanced Capital Strategy Portfolio, (iv) the Global Strategy Portfolio was renamed the Global Allocation Strategy Portfolio, and (vi) the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund, and its manager was changed. Effective October 6, 2000, the Hotchkis and Wiley International VIP Portfolio was renamed the Mercury HW International Value VIP Portfolio.



(f) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 2000.



(g) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2000. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2000, Alliance waived management fees totaling .19% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(h) As of October 6, 2000, the Hotchkis and Wiley Variable Trust was renamed the Mercury HW Variable Trust. Mercury Advisors has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.



(i) Following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



(j) On May 1, 2001, the Mercury Asset Management V.I. Funds, Inc. was renamed the Mercury V.I. Funds, Inc.



(k) Mercury Advisors has agreed to limit the annual operating expenses for the Large Cap Growth Focus Fund to 1.25% of its average net assets.



(l) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been .84% for the Emerging Growth Series and .84% for the Research Series.

JOINT INSUREDS


The Contract can provide coverage on the lives of two insureds with a death benefit payable upon the death of the last surviving insured. Most of the discussions in this Prospectus referencing a single insured may also be read as though the single insured were the two insureds under a joint Contract. We have noted those discussions which are different for joint insureds. (See "Joint Insureds".)

This summary provides only a brief overview of the more significant aspects of the Contract. This Prospectus and the Contract provide further detail. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms".


    FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL LYNCH, PIERCE,
               FENNER & SMITH INCORPORATED, THE SEPARATE ACCOUNT,
                         THE FUNDS, AND THE ZERO TRUSTS


MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("we" or "us") is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

                             CMA ACCOUNT REPORTING


       If you have a Merrill Lynch Cash Management Account(R) ("CMA"(R)),* you may elect to have your Contract linked electronically to that account. We call this the CMA Insurance Service. With this service, certain Contract information is included as part of your regular monthly CMA account statement. However, the Contract is not an asset held in your CMA Account. Your CMA Statement will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.



* Cash Management Account and CMA are registered trademarks of MLPF&S.


THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account.


There are currently 37 investment divisions in the Separate Account that are available for investment.


          - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

          - Nine invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").


          - Thirteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trust").


          - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").


          - Two invest in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


          - One invests in shares of a portfolio of the Mercury HW Variable Trust (the "Mercury HW Trust").


          - One invests in shares of a portfolio of the Mercury V.I. Funds, Inc. (the "Mercury Funds").


          - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").



With regard to the Series Fund, following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base.



With regard to the Variable Series Funds, following the close of business on June 22, 1999, the investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to American Balanced Fund was closed to allocations of premiums and investment base. In addition, the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Trust.



For more information see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio, in the accompanying prospectuses. They should be read along with this Prospectus.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named Fund available through the Contract.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT


We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests without your consent. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investment base or the investment of future premium payments, or both for some or all classes of Contracts. Furthermore, we may close investment divisions to allocation of premium payments or investment base, or both, for some or all classes of Contracts at any time in our sole discretion.


Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

          - deregister the Separate Account under the Investment Company Act of 1940;
          - operate the Separate Account as a management company under the Investment Company Act of 1940;
          - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and
          - combine the Separate Account with other separate accounts.

                                   THE FUNDS


Below we list the Funds into which the investment divisions may invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.

THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Investment Managers, L.P. ("MLIM"). Nine of its mutual fund portfolios are currently available through the Separate Account. One of its portfolios (the Balanced Portfolio) is closed to further investment and will be merged into another portfolio subject to shareholder approval. The investment objectives and certain investment policies of the Series Fund portfolios are described below.



Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.



Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



Balanced Capital Strategy Portfolio (formerly the Multiple Strategy Portfolio) seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.



Core Bond Strategy Portfolio (formerly the Long-Term Corporate Bond Portfolio) primarily seeks to provide a high level of current income. In addition, the Portfolio seeks capital appreciation when consistent with the primary objective. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 65% of the value of its total assets in debt securities of any kind and maturity that have a rating within the four highest grades of a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



Fundamental Growth Strategy Portfolio (formerly the Growth Stock Portfolio) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



Global Allocation Strategy Portfolio (formerly the Global Strategy Portfolio) seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.



High Yield Portfolio primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").



Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.



Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.



Natural Resources Portfolio seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.



MLIM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLIM. Class A shares of seven of its portfolios are currently available through the Separate Account. Two of its other portfolios (the American Balanced Fund and the Global Bond Focus Fund) are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.



American Balanced Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.


Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



Global Bond Focus Fund seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLIM has determined to be of similar creditworthiness.



The investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.



Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


Large Cap Value Focus Fund seeks long-term capital growth by investing primarily in large cap equity securities that MLIM believes are undervalued.



Small Cap Value Focus Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



Utilities and Telecommunications Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE AIM V.I. FUNDS


The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the two available AIM V.I. Funds portfolios are described below.


AIM V.I. Capital Appreciation Fund seeks growth of capital through investments in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries advises or manages over 135 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Fees and Charges".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of these Alliance Fund portfolios are described below.



Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.


Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Fees and Charges".)



THE MERCURY HW TRUST



The Mercury HW Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Advisors (formerly, Hotchkis and Wiley). One if its mutual fund portfolios is available through the Separate Account. The investment objective and strategy of this Mercury HW Trust portfolio is described below.



Mercury HW International Value VIP Portfolio (formerly the Hotchkis and Wiley International VIP Portfolio) seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Following the close of business on April 27, 2001, the International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



Mercury Advisors, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Fund and generally administers the affairs of Mercury HW Trust. The Mercury HW Trust, as part of its operating expenses, pays an investment advisory fee to Mercury Advisors. (See "Fees and Charges".)



THE MERCURY V.I. FUNDS



The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Merrill Lynch Investment Managers International Ltd. (formerly Mercury Asset Management International Ltd.) Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective and strategy of the Large Cap Growth Focus Fund is described below.



The Large Cap Growth Focus Fund's (formerly the Mercury V.I. U.S. Large Cap Fund's) main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in foreign stocks.



Merrill Lynch Investment Managers International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Merrill Lynch Investment Managers Group Ltd., a London-based holding company. The ultimate parent of Merrill Lynch Investment Managers Group Ltd. is Merrill Lynch & Co., Inc. The Large Cap Growth Focus Fund, as part of its operating expenses, pays an investment advisory fee to Merrill Lynch Investment Managers International Ltd. (See "Fees and Charges".)



THE MFS TRUST



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS").

Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the available MFS Trust portfolios are described below.



MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.



MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Fees and Charges".)


SPECIAL RISKS IN CERTAIN FUNDS


Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus Fund of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLIM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



Because a substantial portion of the Global Growth Focus Fund's and the Global Allocation Strategy Portfolio's assets may be invested on an international basis, you should be aware of certain risks of international investments, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in either of these Funds may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements more than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, may fluctuate more in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Mercury HW International Value VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, you should consider many of these portfolios as a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. We will vote shares attributable to Contracts for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of your shares in a division by dividing your Contract's investment base in the division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were:

          - contrary to state law;
          - prohibited by state regulatory authorities; or
          - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.


Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Mercury HW Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the

Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.


It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

Administrative Service Arrangements. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. The Zero Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

          - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;
          - coupons stripped from U.S. debt obligations; and
          - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:


                                                           TARGETED RATE OF RETURN TO
                                                                 MATURITY AS OF
             ZERO TRUST                  MATURITY DATE           APRIL 20, 2001
             ----------                -----------------   --------------------------
2002.................................  February 15, 2002   1.74%
2003.................................  August 15, 2003     2.98%
2004.................................  February 15, 2004   3.23%
2005.................................  February 15, 2005   3.23%
2006.................................  February 15, 2006   2.98%
2007.................................  February 15, 2007   3.32%
2008.................................  February 15, 2008   3.85%
2009.................................  February 15, 2009   3.96%
2010.................................  February 15, 2010   4.18%
2011.................................  February 15, 2011   4.15%
2013.................................  February 15, 2013   4.40%
2014.................................  February 15, 2014   4.60%
2019.................................  February 15, 2019   4.95%

MLPF&S, a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units that we need to sell to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)


Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Zero Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for deferred contract load, mortality costs and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT


STATE VARIATIONS



Contracts issued in your state may provide different features and benefits from those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.


WHO MAY BE COVERED

You may apply for a Contract for an insured up to issue age 75. We will consider issuing Contracts for insureds above age 75 on an individual basis. The insured's issue age is his or her age as of the birthday nearest the contract date. Before we'll issue a Contract, the insured must meet our medical and other underwriting and insurability requirements.

We use two methods of underwriting:

          - simplified underwriting, with no physical exam; and
          - para-medical or medical underwriting with a physical exam.

The initial payment amount plus any planned periodic payments elected and the age and sex of the insured determine whether we'll do underwriting on a simplified or medical basis. The chart below shows the maximum initial payment plus any planned payments that we'll underwrite on a simplified basis:

AGE                                                           MAXIMUM
---                                                           --------
0-29........................................................  $ 25,000
30-39.......................................................    40,000
40-49.......................................................    50,000
50-59.......................................................   100,000
60-75.......................................................   120,000

However, if the face amount is above the minimum face amount required for an initial payment (see "Selecting the Initial Face Amount" below), we will also take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value, adjusted for interest at 4%.

We assign insureds to underwriting classes in calculating mortality cost deductions. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue Contracts either in the standard or non-smoker underwriting class. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

For joint insureds, see "Joint Insureds".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. The minimum single payment for a Contract is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000). We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than one year. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law, you may backdate the Contract to preserve the insured's age. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges for the backdated period on the first processing date after the contract date.

For joint insureds, see "Joint Insureds".

Selecting the Initial Face Amount. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. If the face amount you choose exceeds the minimum, the guarantee period will be shorter.


Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment and face amount. The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, the deferred contract load and a 4% annual interest assumption. This means that for a given initial payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.


RIGHT TO CANCEL ("FREE LOOK" PERIOD)


You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the Contract. Some states allow a longer period of time to return the Contract. If required by your state, the "free look" period ends the later of 10 days after you receive the Contract and 45 days from the date you complete the application. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the Financial Advisor who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS


You may make additional payments under a periodic plan. You may also make unplanned payments.


Payments Under a Periodic Plan. Planned periodic payments are subject to our rules. Failure to pay planned payments will not necessarily cause a Contract to lapse. Conversely, unless the guarantee period is in effect, PAYING ALL PLANNED PAYMENTS ON A TIMELY BASIS WILL NOT NECESSARILY PREVENT A CONTRACT FROM LAPSING. After the end of the guarantee period, we may cancel a Contract if the net cash surrender value on a processing date is negative. (See "Guarantee Period".)

You may elect the amount, duration and frequency of the planned payments, but the minimum planned payment (including the initial payment) is $2,000 per contract year and the amounts elected must be level. In any one year the maximum amount of the planned payments elected cannot exceed the initial payment. Currently, the duration of a plan cannot exceed five years.

Under a periodic payment plan, as long as the initial payment plus the planned payments elected will total $10,000 or more during the first five contract years, the minimum initial payment is $2,000.

You may elect a periodic plan in the application. The amount and duration of the payments elected, as well as other factors, such as the face amount specified and the insured's age and sex, will affect whether we will underwrite on a simplified or medical basis. Once we approve the plan, any planned payment may be made without any additional evidence of insurability unless it increases the face amount.

You may elect a periodic plan later than the time of the application. The amount and duration of the payments elected, as well as other factors such as the current death benefit and the insured's age and sex, will affect whether we will require additional evidence of insurability. Currently, we won't allow the later election of a plan where additional evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

You may elect to make planned payments, beginning on the first Contract anniversary, on an annual, semiannual or quarterly basis. You may also make payments on a monthly basis if you authorize us to deduct the payment from your checking account (pre-authorized checking) or to withdraw the payment from your CMA account. We reserve the right to change the procedures or discontinue your ability to make planned payments. If you have the CMA Insurance Service, planned payments under any of the above frequencies may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For planned payments not made under pre-authorized checking or withdrawn from a CMA account, we will send you reminder notices.

You may change the frequency, duration and the amount of planned payments by sending a written request to our Service Center. You may request one change in the amount, one change in the duration and one change in the frequency of payments each contract year. We may require satisfactory evidence of insurability before you increase the duration or the amount of planned payments.

Payments Not Under a Periodic Plan. After the end of the "free look" period, you may make additional payments not under a periodic payment plan provided the attained age of the insured is not over 80. You may make additional payments up to four times each contract year. You need to use an Application for Additional Payment. The minimum payment is $500. You may make these unplanned payments whether or not you're making planned payments.

We may require satisfactory evidence of insurability before we accept a payment:

     1. if the payment immediately increases the net amount at risk under the Contract, or
     2. if you are already making planned payments, or
     3. if the guarantee period at the time of the payment is one year or less.

Currently, we won't accept an additional payment which is not under a periodic plan where the evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the business day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your Contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the Contract's investment divisions.

Effect of Additional Payments. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

          - increase the Contract's investment base by the amount of the payment;
          - increase the deferred contract load (see "Deferred Contract Load");
          - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and
          - increase the fixed base by the amount of the payment less the deferred contract load applicable to the payment.

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, we will reflect the additional payment in contract values as described above.

As of the processing date on or next following the day we receive and accept an additional payment, we will increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the Contract's face amount.

       The Examples below show the effect of additional payments.

       If the guarantee period is for the insured's entire life at the time we receive and accept an additional payment, as of the processing date on or next following the date of the additional payment, we will increase the face amount to the amount that the Contract's fixed base, as of such processing date, would support for the life of the insured.

       Under these circumstances the amount of the increase in face amount will depend on the amount of the additional payment and the contract year in which we receive and accept it. If you make additional payments of different amounts at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a proportionately larger increase in face amount. And if you make additional payments of the same amounts in earlier and later years, those made in the later years would result in smaller increases to the face amount.

       Example 1 shows the effect on face amount of a $2,000 additional payment received and accepted at the beginning of contract year two. Example 2 shows the effect of a $4,000 additional payment received and accepted at the beginning of contract year two. Example 3 shows the effect of a $2,000 additional payment received and accepted at the beginning of contract year five. All three examples assume that the guarantee period at the time of the additional payment is for life and assume no other contract transactions have been made.

                               Male Issue Age: 55
                 Initial payment: $30,000 Face Amount: $58,438

                                  EXAMPLE 1
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
2........................................    $2,000       $3,790      $62,228

                                  EXAMPLE 2
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
2........................................    $4,000       $7,580      $66,018

                                  EXAMPLE 3
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
5........................................    $2,000       $3,499      $61,937

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment with any excess applied as an additional payment. (See "Loans".)

For joint insureds, see "Joint Insureds".

CHANGING THE FACE AMOUNT

After the first contract year, if the insured is in a standard or non-smoker underwriting class, you may request a change in the face amount of your Contract without making an additional payment or taking a partial withdrawal, subject to the rules and conditions discussed below. We won't permit a change in face amount if the insured's attained age is over 80. The minimum change in face amount is $10,000, and only one change may be made each contract year. A change in face amount may affect the mortality cost deduction. (See "Mortality Cost".) Changing your Contract's face amount may have tax consequences and you should consult a tax adviser before doing so.

The effective date of the change will be the next processing date following the receipt and acceptance of a written request, provided our Service Center receives it at least seven days before the processing date.

Increasing the Face Amount. To increase the face amount of a Contract, we may require satisfactory evidence of insurability. When the face amount is increased, the guarantee period is decreased. The maximum increase in face amount is the amount that provides the minimum guarantee period for which we would issue a Contract at the time of the request based on the insured's attained age. Currently, we won't permit an increase in face amount where evidence of insurability, if required, would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

Decreasing the Face Amount. When you decrease the face amount of a Contract, we increase the guarantee period. The maximum decrease in face amount is that decrease which would provide the minimum face amount for which we would issue a Contract at the time of the request based on the insured's attained age, sex and underwriting class. We won't permit a decrease in face amount below the amount required to keep the Contract qualified as life insurance under federal income tax laws (see "Tax Considerations".)


Determining the New Guarantee Period. As of the effective date of any change in face amount, we use the fixed base on that date and, based on the attained age and sex of the insured and the new face amount, we redetermine the guarantee period. We use a 4% annual interest assumption and the guaranteed maximum cost of insurance rates in these calculations.


       The Examples below show the effect of changing the face amount. Examples 1 and 2 show the effect on the guarantee period of an increase in face amount of $10,000 and $20,000 made at the beginning of contract year five. Example 3 shows the effect on the guarantee period of an increase in face amount of $10,000 made in contract year eight. All three examples assume that the guarantee period at the time of the requested increase in face amount is for life and assume no other Contract transactions have been made.

                               Male Issue Age: 55
                 Initial payment: $30,000 Face Amount: $58,438

                                    EXAMPLE 1
---------------------------------------------------------------------------------
                                                        INCREASE IN   DECREASE IN
                                                           FACE        GUARANTEE
CONTRACT YEAR                                             AMOUNT        PERIOD
-------------                                           -----------   -----------
5.....................................................    $10,000     16.00 years

                                    EXAMPLE 2
---------------------------------------------------------------------------------
                                                        INCREASE IN   DECREASE IN
                                                           FACE        GUARANTEE
CONTRACT YEAR                                             AMOUNT        PERIOD
-------------                                           -----------   -----------
5.....................................................    $20,000     19.75 years

                                    EXAMPLE 3
---------------------------------------------------------------------------------
                                                        INCREASE IN   DECREASE IN
                                                           FACE        GUARANTEE
CONTRACT YEAR                                             AMOUNT        PERIOD
-------------                                           -----------   -----------
8.....................................................    $10,000     15.50 years

For joint insureds, see "Joint Insureds".

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Deductions for deferred contract load, mortality cost and net loan cost, and partial withdrawals and loans, decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected. (For special rules on allocation of additional payments which require evidence of insurability, see "Payments Not Under a Periodic Plan".)

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each contract year. We'll notify you if we impose any limitations. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. You need to tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. When we receive a request for allocation, units of a specific Zero Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the deferred contract load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.


We deduct certain charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Fees and Charges".)


CHARGES DEDUCTED FROM THE INVESTMENT BASE

Deferred Contract Load. We assess a deferred contract load charge of 9% of each payment. This charge consists of a sales load, a charge for federal taxes and a premium tax charge.

The sales load is equal to 4.5% of each payment. We may reduce the sales load if cumulative payments are sufficiently high to reach certain breakpoints (2% of payments in excess of $1.5 million and 0% of payments in excess of $4 million) and in certain group or sponsored arrangements.

The charge for federal taxes is equal to 2% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Although chargeable to each payment, we advance the amount of the deferred contract load to the investment divisions as part of your investment base. We then take back these funds in equal installments of .90% on the ten contract anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Contract, we subtract from the investment base the balance of the deferred contract load chargeable to any payment made that we have not yet deducted.

For joint insureds, see "Joint Insureds".

Mortality Cost (Cost of Insurance). We deduct a mortality cost from the investment base on each processing date after the contract date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the Contract's net amount at risk.


To determine the mortality cost, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4% per year.


Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates distinguish between insureds in the simplified underwriting class and medical underwriting class. For insureds age 20 and over, current cost of insurance rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. For Contracts issued on insureds under the same underwriting method, current cost of insurance rates are lower for non-smokers than for smokers. Also, current cost of insurance rates are lower for an insured in a medical underwriting class than for a similarly situated insured in a simplified underwriting class. The simplified current cost of insurance rates are higher because we perform less underwriting and therefore we incur more risk.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis. Thus, we deduct a pro-rata portion of the mortality cost in determining the amount payable on surrender of the Contract if the date of surrender is not a processing date.

For joint insureds, see "Joint Insureds".

Maximum Mortality Cost. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting the fixed base for the cash surrender value in determining the net amount at risk and multiplying this amount by the guaranteed cost of insurance rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that would normally have been deducted.

Net Loan Cost.  The net loan cost is explained under "Loans".

CHARGES TO THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge. Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

          - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and
          - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

          - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and we may use it to finance distribution expenses. We cannot increase the total charge.

Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see above for a discussion of tax charges included in deferred contract load.


FUND EXPENSES



In calculating its net asset value, each of the Funds deducts advisory fees and operating expenses from its assets. (See "Fees and Charges".) Information about those fees and expenses also can be found in the prospectus and Statement of Additional Information for each Fund.



GUARANTEE PERIOD


Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. The guarantee period will be affected by a requested change in the face amount and may also be affected by additional payments. A partial withdrawal may affect the guarantee period in certain circumstances. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee.

When the Guarantee Period Is Less Than for Life. After the end of the guarantee period, we will cancel the Contract if the cash surrender value on a processing date is negative. We will consider this negative cash surrender value an overdue charge. (See "Charges Deducted from the Investment Base".)


We will notify you before cancelling the Contract. You will then have 61 days to pay these overdue charges. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

Subject to state regulation, if we cancel a Contract, it may be reinstated while the insured is still living if:

          - You request the reinstatement within three years after the end of the grace period;
          - We receive satisfactory evidence of insurability; and

          - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.


The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

For joint insureds, see "Joint Insureds".

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date the net cash surrender value equals:

          - the Contract's investment base on that date;
          - minus the balance of the 9% deferred contract load which has not yet been deducted from the investment base (see "Deferred Contract Loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost which would otherwise be deducted on the next processing date. If the date of calculation is not a contract anniversary and there is loan debt, we also subtract a pro rata portion of the net loan cost, which would otherwise be deducted on the next contract anniversary.

Cancelling to Receive Net Cash Surrender Value. A contract owner may cancel the Contract at any time while the insured is living and receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Cancelling the Contract may have tax consequences. (See "Tax Considerations".)

For joint insureds, see "Joint Insureds".

PARTIAL WITHDRAWALS

Currently, beginning in the second Contract year, and subject to state regulation, you may make partial withdrawals up to the withdrawal value by submitting a request in a form satisfactory to us. The withdrawal value is determined by adding all prior withdrawals to the current net cash surrender value, multiplying the result by 80%, and subtracting from the result all prior withdrawals.

The amount of any partial withdrawal may not exceed the loan value less any loan debt. The effective date of the withdrawal is the valuation date our Service Center receives a withdrawal request. You may make one partial withdrawal each contract year.

The minimum amount for each partial withdrawal is $500. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base, and Variable Insurance Amount. As of the effective date of the withdrawal, we reduce the investment base and fixed base by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the net single premium factor. This means the reduction in the variable insurance amount will always be greater than the amount of the withdrawal.

Effect on Guaranteed Benefits. As of the processing date on or next following a partial withdrawal, we reduce the Contract's face amount. We do this by taking the fixed base as of that processing date and determining what face amount that fixed base would support for the Contract's guarantee period. If this produces a face amount below the minimum face amount for the Contract, we will reduce the face amount to that minimum, and then reduce the guarantee period, based on the reduced face amount, the fixed base and the insured's sex, attained age and underwriting class. The minimum face amount for a Contract is the greater of the minimum face amount for which we would then issue the Contract, based on the insured's sex, attained age, and underwriting class, and the minimum amount required to keep the Contract qualified as life insurance under applicable tax law.

       The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the guarantee period at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the face amount than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same face amounts but with different guarantee periods would result in a greater reduction in the face amount for the Contract with the longer guarantee period. A partial withdrawal made in a later contract year would result in a smaller decrease in the face amount than if the same amount was withdrawn in an earlier year.

       Examples 1 and 2 show the effect on the face amount of partial withdrawals for $500 and $1,000 taken at the beginning of contract year three. Example 3 shows the effect on the face amount of a $500 partial withdrawal taken at the beginning of contract year eight. All three examples assume that the guarantee period was for the lifetime of the insured before the partial withdrawal and assume no other contract transactions have been made.

                               Male Issue Age: 55
                 Initial Payment: $30,000 Face Amount: $58,438

                                   EXAMPLE 1
--------------------------------------------------------------------------------
                                                         PARTIAL
CONTRACT YEAR                                           WITHDRAWAL   FACE AMOUNT
-------------                                           ----------   -----------
3.....................................................     $500        $57,425

                                   EXAMPLE 2
--------------------------------------------------------------------------------
                                                         PARTIAL
CONTRACT YEAR                                           WITHDRAWAL   FACE AMOUNT
-------------                                           ----------   -----------
3.....................................................    $1,000       $56,411

                                   EXAMPLE 3
--------------------------------------------------------------------------------
                                                         PARTIAL
CONTRACT YEAR                                           WITHDRAWAL   FACE AMOUNT
-------------                                           ----------   -----------
8.....................................................     $500        $57,547

Partial withdrawals are treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. (See "Tax
Considerations".)

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

Loans taken from modified endowment contracts are generally treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. (See "Tax Considerations".)


When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.


If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Surrender Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash surrender value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

Interest. While loan debt remains unpaid, we charge interest of 5% annually, subject to state regulation. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value used to calculate gain. SINCE THIS IS GENERALLY A MODIFIED ENDOWMENT CONTRACT, THE UNPAID INTEREST ADDED TO THE UNPAID LOAN AMOUNT IS TREATED AS A DISTRIBUTION AND TAXED ACCORDINGLY.

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually.

Net Loan Cost. In addition to the loan interest we charge, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5% and the collateral earnings on such amounts are 4%, the current net loan cost on loaned amounts is 1%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.


Cancellation Due to Excess Loan Debt. If the loan debt exceeds the larger of the cash surrender value and the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice.


DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds are the larger of the face amount and the variable insurance amount, less any loan debt.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "When the Guarantee Period is Less Than for Life".)

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR


       We use the net single premium factor to determine the amount of death benefit purchased by $1.00 of cash surrender value. It is based on the insured's sex, attained age, and underwriting class on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash surrender value will decrease over time. Also, net single premium factors may be higher for a woman than for a man of the same age. Your Contract contains a table of net single premium factors as of each anniversary.


                Table of Illustrative Net Single Premium Factors
                                on Anniversaries
                          Standard Underwriting Class


ATTAINED AGE                                                MALE      FEMALE
------------                                              --------   --------
 5......................................................  10.26609   12.37715
15......................................................   7.41160    8.96255
25......................................................   5.50386    6.47763
35......................................................   3.97199    4.64820
45......................................................   2.87751    3.36402
55......................................................   2.14059    2.48932
65......................................................   1.65787    1.87555
75......................................................   1.35396    1.45951
85......................................................   1.18028    1.21264

For joint insureds, see "Joint Insureds".

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

For joint insureds, see "Joint Insureds".

DOLLAR COST AVERAGING

What Is It? The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long term a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.

Minimum Amounts. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.


RIGHT TO EXCHANGE THE CONTRACT


Within 18 months of the issue date you may exchange your Contract for a contract with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original Contract to our Service Center.

The new contract will have the same owner and beneficiary as those of the original Contract on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original Contract on the date of the exchange. Any loan debt will be carried over to the new contract.

We won't require evidence of insurability to exchange for a new "fixed" contract.

For joint insureds, see "Joint Insureds".

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

For joint insureds, see "Joint Insureds".

Income plans include:

          - Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

          - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

          - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

          - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

          - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

          - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. (See "Tax Considerations".)


Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

A collateral assignment will generally be treated as a taxable distribution and may be subject to a 10% penalty tax.

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

Changing the Insured. If permitted by state regulation, and subject to certain requirements, you may request a change of insured once each contract year. We must receive a written request signed by you and the proposed new insured. Neither the original nor the new insured can have attained ages as of the effective date of the change of less than 21 or more than 75. The new insured must have been alive at the time the Contract was issued. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the Contract cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the processing date on or next following the date of approval, provided the new insured is still living at that time and the Contract is still in force.

We will change the Contract as follows on the effective date:


          - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the contract date);
          - the guaranteed maximum cost of insurance rates will be those in effect on the contract date for the new insured's issue age, sex and underwriting class;
          - we will deduct a charge for changing the insured from the Contract's investment base on the effective date. This charge will also then be reflected in the Contract's fixed base. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500. This charge may be reduced in certain group or sponsored arrangements;
          - the variable insurance amount will reflect the change of insured;
            and
          - the Contract's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class. The new guarantee period cannot be less than the minimum guarantee period for which we would then issue a Contract based on the new insured's attained age as of the effective date of the change.

This option is not generally available for joint insureds.


Changing the insured will generally be treated as a taxable transaction. (See "Tax Considerations".)


Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the Contract is in effect at that time.


When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Zero Trust units or Fund shares because:


          - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or
          - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or
          - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or
          - the Securities and Exchange Commission by order so permits for the protection of contract owners.

For joint insureds, see "Joint Insureds".

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions. These include reallocations, loans and partial withdrawals.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.


Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.


Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.


Requesting Partial Withdrawals. Beginning in the second contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.


Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) will generally be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.


OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount requested if any material misstatements are made in any application required for that change. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

Subject to state regulation, we won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue. We won't contest any change in face amount after the change has been in effect during the insured's lifetime for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date the payment was received and accepted.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made.

Subject to state regulation, if the insured commits suicide within two years of the effective date of any increase in face amount requested, any amount of death benefit attributable to the increase in the face amount will be limited to the amount of mortality cost deductions made for the increase.

If the insured commits suicide within two years of any date an additional payment is received and accepted, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment.

The death benefit will be reduced by any loan debt.

Contract Changes--Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. You should read your Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

For joint insureds, see "Joint Insureds".

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the deferred load, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should disregard references made in this prospectus to such sex-based distinctions.

SELLING THE CONTRACTS


Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Investment Managers, L.P., the investment adviser for the Series Fund and the Variable Series Funds.



MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described below. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of its expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.



Role of Merrill Lynch Life Agencies. Contracts are sold by registered representatives of MLPF&S who are registered with the NASD. Registered representatives of MLPF&S are licensed as insurance agents in the states in which they do business and appointed through various Merrill Lynch Life Agencies as insurance agents for us. We have entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 2000, December 31, 1999, and December 31, 1998 were $24,344,271, $23,810,374, and $22,517,219, respectively.



Commissions. The maximum commission we will pay to Financial Advisors is 3.1% of each premium. Additional annual compensation of no more than 0.13% of the investment base may also be paid to your Financial Advisor. Financial Advisors may elect to receive a lower commission as a percent of each premium in exchange for higher compensation as a percent of the investment base. In such a case, the maximum additional annual compensation is 0.51% of the investment base.



The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to the Financial Advisors is 7.1% of each premium, and up to 0.80% of the investment base.



For sales of Contracts to Merrill Lynch employees Financial Advisors receive reduced commissions.



Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



We intend to recoup commissions paid and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owner or the Separate Account.



We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the IRC. Although guidance as to how these requirements are to be applied is limited, we believe that a standard premium class Contract should satisfy the applicable requirements. However, there is less guidance with respect to Contracts issued on a substandard basis (i.e., a premium class involving a higher than standard mortality risk) and Contracts insuring two lives, and there is more uncertainty as to those Contracts. If it is subsequently determined that a Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and reserve the right to restrict Contract transactions in order to do so.


Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contract such as the flexibility of an owner to allocate premium payments and reallocate investment base have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the contract value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by (e.g., by assignment), a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract." If a loan is outstanding when a Contract is cancelled or lapses or when benefits are paid under such a Contract at maturity, the amount of the indebtedness will be added to any amount distributed and taxed accordingly.

"Modified Endowment Contract". Under the IRC, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. In most cases the Contract will be classified as a Modified Endowment Contract. Any Contract issued in exchange for a Modified Endowment Contract will be a Modified Endowment Contract. A Contract issued in exchange for a life insurance contract that is not a Modified Endowment Contract will generally not be treated as a Modified Endowment Contract. The payment of additional premiums at the time of or after the exchange or certain changes to the Contract after it is issued may, however, cause the Contract to become a Modified Endowment Contract. A prospective owner should consult a tax advisor before effecting an exchange.

Distributions from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All pre-death distributions, (including partial withdrawals, loans, collateral assignments, capitalized interest or complete surrender) will be treated as ordinary income on an income first basis up to the amount of any income in the Contract (the cash surrender value less the owner's investment in the Contract) immediately before the distribution.
     (2) A 10 percent additional income tax is imposed on the amount included in income except where the distribution (including loans, capitalized interest, assignments, partial withdrawals or complete surrender) is made when the owner has attained age 59 1/2 or becomes disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.


If a Contract becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.



Distributions (Other than Death Benefits) from Contracts that Are Not Modified Endowment Contracts. Distributions from a Contract that is not a Modified Endowment Contact are generally treated first as a recovery of an owner's investment in the Contract and, only after the recovery of all investment in the Contract, as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes, if Contract benefits are reduced during the first 15 contract years, may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions. Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

Investment in the Contract. Your investment in the Contract is generally your aggregate premiums. When a distribution is taken from the Contract, your investment in the Contract is generally reduced by the amount of the distribution that is tax-free.

Loans. In general, interest on a loan from a Contract will not be deductible. Before taking out a Contract loan, an Owner should consult a tax advisor as to the tax consequences.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Transfers. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In particular, you should consult an adviser with respect to split dollar insurance given new guidance recently issued by the IRS on these types of plans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.



Alternative Minimum Tax. There may also be an indirect tax upon the income in the Contract or the proceeds of a Contract under the Federal corporate alternative minimum tax, if you are subject to that tax.



Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.


We don't make any guarantee regarding the tax status of any contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge, included in the Contract's deferred contract load, to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Deferred Contract Load".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and assume maximum mortality charges.


     1. The illustration on page 45 is for a Contract issued to a male age 5 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $93,421 and a guarantee period for life.

     2. The illustration on page 46 is for a Contract issued to a female age 40 in the standard-simplified underwriting class with a single payment of $25,000, a face amount of $89,668 and a guarantee period for life.



     3. The illustration on page 47 is for a Contract issued to a male age 55 in the standard-simplified underwriting class with a single payment of $30,000, a face amount of $58,438 and a guarantee period for life.



     4. The illustration on page 48 is for a Contract issued to a male age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $52,803 and a guarantee period for life.



     5. The illustration on page 49 is for a Contract issued to a male age 65 and a female age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $67,012 and a guarantee period for life.


The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of 0.58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 2000 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 2000 to certain portfolios by the investment advisor to the respective portfolio (see "Fees and Charges"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the deferred contract loading, see "Deferred Contract Load"). In order to produce after-tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest at an after-tax rate of 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 5
       $10,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
                FACE AMOUNT: $93,421  GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                           END OF YEAR
                                                                   TOTAL                DEATH BENEFIT(2)
                                                                 PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                 MADE PLUS         ANNUAL INVESTMENT RETURN OF
                                                             INTEREST AT 5% AS   -------------------------------
                CONTRACT YEAR                  PAYMENTS(1)    OF END OF YEAR       0%         6%         12%
                -------------                  -----------   -----------------   -------   --------   ----------
1............................................    $10,000          $10,500        $93,421   $ 94,245   $  100,129
2............................................          0           11,025         93,421     95,021      107,131
3............................................          0           11,576         93,421     95,752      114,451
4............................................          0           12,155         93,421     96,441      122,116
5............................................          0           12,763         93,421     97,089      130,153
6............................................          0           13,401         93,421     97,699      138,591
7............................................          0           14,071         93,421     98,274      147,460
8............................................          0           14,775         93,421     98,815      156,795
9............................................          0           15,513         93,421     99,325      166,629
10...........................................          0           16,289         93,421     99,805      177,000
15...........................................          0           20,789         93,421    102,092      238,947
20 (age 25)..................................          0           26,533         93,421    104,432      322,567
30 (age 35)..................................          0           43,219         93,421    109,269      587,599
60 (age 65)..................................          0          186,792         93,421    125,183    3,557,469


                                                         END OF YEAR                        END OF YEAR
                                                      INVESTMENT BASE(2)              CASH SURRENDER VALUE(2)
                                                 ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                                 ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                                               --------------------------------   --------------------------------
                CONTRACT YEAR                     0%         6%         12%          0%         6%         12%
                -------------                  --------   --------   ----------   --------   --------   ----------
1............................................   $9,685    $10,278    $   10,869    $8,875     $9,468    $   10,059
2............................................    9,379     10,571        11,826     8,659      9,851        11,106
3............................................    9,083     10,884        12,886     8,453     10,254        12,256
4............................................    8,796     11,214        14,056     8,256     10,674        13,516
5............................................    8,514     11,559        15,342     8,064     11,109        14,892
6............................................    8,239     11,923        16,762     7,879     11,563        16,402
7............................................    7,965     12,299        18,319     7,695     12,029        18,049
8............................................    7,689     12,685        20,022     7,509     12,505        19,842
9............................................    7,404     13,074        21,872     7,314     12,984        21,782
10...........................................    7,111     13,466        23,882     7,111     13,466        23,882
15...........................................    5,966     15,975        37,388     5,966     15,975        37,388
20 (age 25)..................................    4,828     18,974        58,607     4,828     18,974        58,607
30 (age 35)..................................    2,932     27,510       147,936     2,932     27,510       147,936
60 (age 65)..................................        0     75,508     2,145,807         0     75,508     2,145,807

---------------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2) Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                              FEMALE ISSUE AGE 40
       $25,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
                FACE AMOUNT: $89,668  GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                          END OF YEAR
                                                                                       DEATH BENEFIT(2)
                                                                   TOTAL          ASSUMING HYPOTHETICAL GROSS
                                                                 PAYMENTS         ANNUAL INVESTMENT RETURN OF
                                                                 MADE PLUS       -----------------------------
                CONTRACT YEAR                  PAYMENTS(1)    INTEREST AT 5%       0%         6%        12%
                -------------                  -----------   -----------------   -------   --------   --------
1............................................    $25,000         $ 26,250        $89,668   $ 90,458   $ 96,103
2............................................          0           27,563         89,668     91,202    102,822
3............................................          0           28,941         89,668     91,904    109,848
4............................................          0           30,388         89,668     92,565    117,208
5............................................          0           31,907         89,668     93,187    124,926
6............................................          0           33,502         89,668     93,774    133,032
7............................................          0           35,178         89,668     94,327    141,554
8............................................          0           36,936         89,668     94,847    150,523
9............................................          0           38,783         89,668     95,338    159,970
10...........................................          0           40,722         89,668     95,800    169,932
15...........................................          0           51,973         89,668     97,995    229,404
20 (age 60)..................................          0           66,332         89,668    100,241    309,714
30 (age 70)..................................          0          108,049         89,668    104,892    564,659


                                                       END OF YEAR                    END OF YEAR
                                                    INVESTMENT BASE(2)          CASH SURRENDER VALUE(2)
                                               ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                                               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                                               ----------------------------   ----------------------------
                CONTRACT YEAR                    0%        6%        12%        0%        6%        12%
                -------------                  -------   -------   --------   -------   -------   --------
1............................................  $24,244   $25,726   $ 27,206   $22,219   $23,701   $ 25,181
2............................................   23,488    26,472     29,615    21,688    24,672     27,815
3............................................   22,730    27,236     32,246    21,155    25,661     30,671
4............................................   21,972    28,021     35,121    20,622    26,671     33,771
5............................................   21,212    28,826     38,261    20,087    27,701     37,136
6............................................   20,452    29,653     41,690    19,552    28,753     40,790
7............................................   19,691    30,503     45,437    19,016    29,828     44,762
8............................................   18,927    31,374     49,527    18,477    30,924     49,077
9............................................   18,162    32,269     53,993    17,937    32,044     53,768
10...........................................   17,395    33,189     58,871    17,395    33,189     58,871
15...........................................   14,583    39,366     92,155    14,583    39,366     92,155
20 (age 60)..................................   11,551    46,472    143,585    11,551    46,472    143,585
30 (age 70)..................................    4,404    63,694    342,880     4,404    63,694    342,880


---------------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2) Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 55
       $30,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
                FACE AMOUNT: $58,438  GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                   TOTAL               DEATH BENEFIT(2)
                                                                 PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                                 MADE PLUS       ANNUAL INVESTMENT RETURN OF
                                                             INTEREST AT 5% AS   ----------------------------
                CONTRACT YEAR                  PAYMENTS(1)    OF END OF YEAR       0%        6%        12%
                -------------                  -----------   -----------------   -------   -------   --------
1............................................    $30,000         $ 31,500        $58,438   $58,954   $ 62,638
2............................................          0           33,075         58,438    59,441     67,026
3............................................          0           34,729         58,438    59,901     71,617
4............................................          0           36,465         58,438    60,335     76,428
5............................................          0           38,288         58,438    60,744     81,474
6............................................          0           40,203         58,438    61,130     86,775
7............................................          0           42,213         58,438    61,494     92,348
8............................................          0           44,324         58,438    61,836     98,213
9............................................          0           46,540         58,438    62,158    104,392
10 (age 65)..................................          0           48,867         58,438    62,461    110,906
15...........................................          0           62,368         58,438    63,895    149,810
20...........................................          0           79,599         58,438    65,363    202,404
30...........................................          0          129,658         58,438    68,406    369,744

                                                       END OF YEAR                    END OF YEAR
                                                    INVESTMENT BASE(2)          CASH SURRENDER VALUE(2)
                                               ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                                               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                                               ----------------------------   ----------------------------
                CONTRACT YEAR                    0%        6%        12%        0%        6%        12%
                -------------                  -------   -------   --------   -------   -------   --------
1............................................  $28,965   $30,740   $ 32,509   $26,535   $28,310   $ 30,079
2............................................   27,921    31,487     35,229    25,761    29,327     33,069
3............................................   26,872    32,241     38,178    24,982    30,351     36,288
4............................................   25,817    33,004     41,374    24,197    31,384     39,754
5............................................   24,755    33,774     44,839    23,405    32,424     43,489
6............................................   23,685    34,551     48,592    22,605    33,471     47,512
7............................................   22,605    35,333     52,654    21,795    34,523     51,844
8............................................   21,513    36,116     57,044    20,973    35,576     56,504
9............................................   20,406    36,897     61,784    20,136    36,627     61,514
10 (age 65)..................................   19,283    37,675     66,897    19,283    37,675     66,897
15...........................................   14,725    42,956    100,714    14,725    42,956    100,714
20...........................................    9,575    48,276    149,490     9,575    48,276    149,490
30...........................................        0    57,957    313,268         0    57,957    313,268

---------------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2) Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
                FACE AMOUNT: $52,803  GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                   TOTAL               DEATH BENEFIT(2)
                                                                 PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                                 MADE PLUS       ANNUAL INVESTMENT RETURN OF
                                                             INTEREST AT 5% AS   ----------------------------
                CONTRACT YEAR                  PAYMENTS(1)    OF END OF YEAR       0%        6%        12%
                -------------                  -----------   -----------------   -------   -------   --------
1............................................    $35,000         $ 36,750        $52,803   $53,271   $ 56,604
2............................................          0           38,588         52,803    53,712     60,577
3............................................          0           40,517         52,803    54,131     64,736
4............................................          0           42,543         52,803    54,526     69,096
5............................................          0           44,670         52,803    54,899     73,670
6............................................          0           46,903         52,803    55,251     78,476
7............................................          0           49,249         52,803    55,582     83,528
8............................................          0           51,711         52,803    55,894     88,846
9............................................          0           54,296         52,803    56,187     94,448
10 (age 75)..................................          0           57,011         52,803    56,462    100,353
15...........................................          0           72,762         52,803    57,761    135,620
20...........................................          0           92,865         52,803    59,090    183,321
30...........................................          0          151,268         52,803    61,843    335,096

                                                       END OF YEAR                    END OF YEAR
                                                    INVESTMENT BASE(2)          CASH SURRENDER VALUE(2)
                                               ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                                               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                                               ----------------------------   ----------------------------
                CONTRACT YEAR                    0%        6%        12%        0%        6%        12%
                -------------                  -------   -------   --------   -------   -------   --------
1............................................  $33,639   $35,706   $ 37,763   $30,804   $32,871   $ 34,928
2............................................   32,267    36,408     40,738    29,747    33,888     38,218
3............................................   30,885    37,104     43,941    28,680    34,899     41,736
4............................................   29,494    37,796     47,390    27,604    35,906     45,500
5............................................   28,094    38,482     51,102    26,519    36,907     49,527
6............................................   26,682    39,161     55,092    25,422    37,901     53,832
7............................................   25,255    39,827     59,376    24,310    38,882     58,431
8............................................   23,811    40,476     63,967    23,181    39,846     63,337
9............................................   22,344    41,102     68,876    22,029    40,787     68,561
10 (age 75)..................................   20,852    41,701     74,118    20,852    41,701     74,118
15...........................................   14,611    46,014    108,040    14,611    46,014    108,040
20...........................................    7,888    50,064    155,320     7,888    50,064    155,320
30...........................................        0    57,629    312,260         0    57,629    312,260

---------------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2) Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
             JOINT INSUREDS: FEMALE ISSUE AGE 65/MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
                FACE AMOUNT: $67,012  GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                   TOTAL               DEATH BENEFIT(2)
                                                                 PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                                 MADE PLUS       ANNUAL INVESTMENT RETURN OF
                                                             INTEREST AT 5% AS   ----------------------------
                CONTRACT YEAR                  PAYMENTS(1)    OF END OF YEAR       0%        6%        12%
                -------------                  -----------   -----------------   -------   -------   --------
1............................................    $35,000         $ 36,750        $67,012   $67,672   $ 71,977
2............................................          0           38,588         67,012    68,287     77,138
3............................................          0           40,517         67,012    68,861     82,516
4............................................          0           42,543         67,012    69,396     88,131
5............................................          0           44,670         67,012    69,895     94,004
6............................................          0           46,903         67,012    70,360    100,158
7............................................          0           49,249         67,012    70,794    106,615
8............................................          0           51,711         67,012    71,199    113,399
9............................................          0           54,296         67,012    71,576    120,537
10 (age 75)..................................          0           57,011         67,012    71,927    128,053
15...........................................          0           72,762         67,012    73,577    172,922
20...........................................          0           92,865         67,012    75,268    233,623
30...........................................          0          151,268         67,012    78,772    426,855

                                                       END OF YEAR                    END OF YEAR
                                                    INVESTMENT BASE(2)          CASH SURRENDER VALUE(2)
                                               ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                                               ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
                                               ----------------------------   ----------------------------
                CONTRACT YEAR                    0%        6%        12%        0%        6%        12%
                -------------                  -------   -------   --------   -------   -------   --------
1............................................  $34,086   $36,167   $ 38,247   $30,621   $32,702   $ 34,782
2............................................   33,156    37,355     41,798    30,076    34,275     38,718
3............................................   32,209    38,563     45,677    29,514    35,868     42,982
4............................................   31,239    39,788     49,906    28,929    37,478     47,596
5............................................   30,247    41,025     54,513    28,322    39,100     52,588
6............................................   29,226    42,273     59,523    27,686    40,733     57,983
7............................................   28,175    43,525     64,963    27,020    42,370     63,808
8............................................   27,087    44,774     70,856    26,317    44,004     70,086
9............................................   25,954    46,012     77,223    25,569    45,627     76,838
10 (age 75)..................................   24,771    47,230     84,085    24,771    47,230     84,085
15...........................................   19,859    54,908    129,045    19,859    54,908    129,045
20...........................................   13,308    61,837    191,933    13,308    61,837    191,933
30...........................................        0    73,292    397,159         0    73,292    397,159

---------------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2) Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                 JOINT INSUREDS

The Contract can insure two lives. Some of the discussions in this Prospectus applicable to the Contract apply only to a Contract on a single insured. Set out below are the modifications to the designated sections of this Prospectus for joint insureds. Except in the sections noted below, the discussions in this Prospectus referencing a single insured can be read as applying to two insureds.

AVAILABILITY AND PAYMENTS (REFERENCE PAGE CAPSULE SUMMARY)

A Contract may be issued for insureds up to age 80. The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

We will not accept an initial payment that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. This minimum will range from 10 to 40 years depending on the age of the younger insured.

WHO MAY BE COVERED (REFERENCE PAGE 21)

We will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets our insurable interest requirements and provided neither insured is over age 80 and no more than one insured is under age 20. We will determine the insureds' issue ages using their ages as of their birthdays nearest the contract date.

The initial payment, or the planned periodic payments elected, and the average age of the insureds determine whether underwriting will be done on a simplified or medical basis. The maximum amount underwritten on a simplified basis for joint insureds depends on our administrative rules in effect at the time of underwriting.

Under both simplified and medical underwriting methods, Contracts may be issued on joint insureds in a standard underwriting class only.

INITIAL PAYMENT (REFERENCE PAGE 22)

The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

We will not accept an initial payment for a specified face amount that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. The minimum will range from 10 to 40 years depending on the age of the younger insured.

MAKING ADDITIONAL PAYMENTS


Payments Under a Periodic Plan (reference page 23). You may change the frequency and the amount of planned payments provided both insureds are living. Planned payments must be received while at least one insured is living.



Payments Not Under a Periodic Plan (reference page 23). You may make additional payments which are not under a periodic payment plan only if both insureds are living and the attained ages of both insureds are not over 80.



Effect of Additional Payments (reference page 24). If the guarantee period prior to receipt and acceptance of an additional payment is less than for the life of the younger insured, the payment will first be used to extend the guarantee period to the whole of life of the younger insured.

CHANGING THE FACE AMOUNT

Increasing the Face Amount (reference page 26). You may increase the face amount of your Contract only if both insureds are living. A change in face amount is not permitted if the attained age of either insured is over 80.

Decreasing the Face Amount (reference page 26). You may decrease the face amount of your Contract if either insured is living.

CHARGES DEDUCTED FROM THE INVESTMENT BASE


Deferred Contract Load (reference page 27). The deferred contract load equals 11.0% of each payment. This charge consists of a sales load, a charge for federal income taxes measured by premiums and a premium tax charge.


The sales load, equal to 6.5% of each payment, compensates us for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (4% of payments in excess of $1.5 million and 2% of payments in excess of $4 million). The charge for federal taxes is equal to 2% of each payment. (See "Merrill Lynch Life's Income Taxes".) The premium tax charge, equal to 2.5% of payments, compensates us for premium taxes that must be paid when a payment is accepted.

We deduct an amount equal to 1.1% of each payment from the investment base on each of the ten contract anniversaries following payment.

Mortality Cost (Cost of Insurance) (reference page 28). For Contracts issued on joint insureds, current cost of insurance rates are equal to the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates are based on the 1980 Commissioners Aggregate Mortality Table and do not distinguish between insureds in a smoker underwriting class and insureds in a non-smoker underwriting class. The cost of insurance rates are based on an aggregate class which is made up of a blend of smokers and non-smokers.

GUARANTEE PERIOD


When the Guarantee Period Is Less Than for Life (reference page 29). If we cancel a Contract, you may reinstate it only if neither insured has died between the date the Contract was terminated and the effective date of the reinstatement and you meet the other conditions listed.


NET CASH SURRENDER VALUE


Cancelling to Receive Net Cash Surrender Value (reference page 30). You may cancel your Contracts at any time while either insured is living.



DEATH BENEFIT PROCEEDS (REFERENCE PAGE 32)


We will pay the death benefit proceeds to the beneficiary when our Service Center receives all information needed to process the payment, including due proof of the last surviving insured's death. We must receive proof of death for both insureds. There is no death benefit payable at the first death. When we are first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any increase in face amount requested or within two years from the date an additional payment was received and accepted, proof of the insured's death should be sent promptly to our Service Center since we may only pay a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide".)

NET SINGLE PREMIUM FACTOR (REFERENCE PAGE 33)


The net single premium factors are based on the insureds' sexes, attained ages, and underwriting classes on the date of calculation.


PAYMENT OF DEATH BENEFIT PROCEEDS (REFERENCE PAGE 33)


If payment is delayed, we will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%.


RIGHT TO EXCHANGE THE CONTRACT (REFERENCE PAGE 34)


You may exchange your Contract for a joint and last survivor Contract with benefits that don't vary with the investment results of a separate account.

USING THE CONTRACT


Ownership (reference page 36). The contract owner is usually one of the insureds, unless another owner has been named in the application.


The contract owner may want to name a contingent owner in the event the contract owner dies before the last surviving insured. The contingent owner would then own the contract owner's interest in the Contract and have all the contract owner's rights.


Naming Beneficiaries (reference page 36). We pay the primary beneficiary the proceeds of this Contract upon the last surviving insured's death. If no contingent beneficiary is living, we pay the last surviving insured's estate.



Changing the Insured (reference page 36).  Not available for joint insureds.



Maturity Proceeds (reference page 37). The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, we will pay the net cash surrender value to you, provided either insured is living.


OTHER CONTRACT PROVISIONS


Incontestability (reference page 38). We won't contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the issue date. We won't contest any change in face amount requested after the change has been in effect during the lifetimes of both insureds for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the lifetimes of both insureds for two years from the date the payment has been received and accepted.



Payment in Case of Suicide (reference page 38). If either insured commits suicide within two years from the issue date, we will pay only a limited benefit and terminate the Contract. The benefit will be equal to the payments made reduced by any debt.


If either insured commits suicide within two years of the effective date of any increase in face amount requested, we will terminate the coverage attributable to the increase and pay a limited benefit. The benefit will be limited to the amount of mortality cost deductions made for the increase.

If either insured commits suicide within two years of any date an additional payment is received and accepted, the coverage attributable to the payment will be terminated and only a limited benefit will be paid. The benefit will be equal to the payment less any debt attributable to amounts borrowed during the two years from the date the payment was received and accepted.

Establishing Survivorship (Only Applicable to Joint Insureds). If we are unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, we will consider insured No. 1 as designated in the application to be the last surviving insured.

INCOME PLANS (REFERENCE PAGE 34)


If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to him or her to one or more of the income plans.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:


                NAME                             POSITION(S) WITH THE COMPANY
                ----                             ----------------------------
Barry G. Skolnick....................  Director, President, General Counsel, and
                                       Secretary
David M. Dunford.....................  Director, Senior Vice President, and Chief
                                       Investment Officer
Gail R. Farkas.......................  Director and Senior Vice President
Matthew J. Rider.....................  Director, Senior Vice President, Chief Financial
                                       Officer, and Treasurer
Anthony J. Vespa.....................  Director


Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:


Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S. He became President of Merrill Lynch Life in March 2001.


Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.


Mr. Rider joined Merrill Lynch Life in January 1994 as a Financial Actuary. He has been Chief Financial Officer and Treasurer since October 2000.



Mr. Vespa joined Merrill Lynch Life in February 1994. From February 1994 until March 2001, he was Senior Vice President of MLPF&S and Chairman of the Board and Chief Executive Officer of Merrill Lynch Life. From March 1994 until March 2001, he was also the President of Merrill Lynch Life.


None of our shares are owned by any of our officers or directors, as it is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $47.7 million for the year ended December 31, 2000.


STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form

(the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and of the Separate Account as of December 31, 2000 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.



Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA, our Vice President and Chief Actuary, as stated in her opinion filed as an exhibit to the registration statement.


LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our President, General Counsel and Secretary. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Variable Life Separate Account, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Utilities and Telecommunications Focus Fund (formerly Global Utility Focus Fund), International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Small Cap Value Focus Fund (formerly Special Value Focus Fund), Index 500 Fund, Balanced Capital Focus Fund (formerly Capital Focus Fund), Global Growth Focus Fund, Mercury HW International Value VIP Portfolio (formerly International VIP Portfolio), Mercury V.
I. US Large Cap Fund, Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1998 Trust (matured on February 17, 1998), 1999 Trust (matured on February 16, 1999), 2000 Trust (matured on February 15, 2000), 2001 Trust, 2002 Trust, 2003 Trust, 2004
Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (collectively, the "Divisions"), as of December 31, 2000 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2000, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCH LLP


NEW YORK, NEW YORK
January 26, 2001


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

											 Divisions Investing In
								  -------------------------------------------------------------------
										      Intermediate      Long-Term
									Money          Government       Corporate        Capital
								       Reserve           Bond             Bond            Stock
(In thousands, except unit values)                                    Portfolio        Portfolio        Portfolio        Portfolio
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio, 84,101 shares
    (Cost $84,101)                                                $        84,101  $             0  $             0  $             0

   Intermediate Government Bond Portfolio, 2,472 shares
    (Cost $26,930)                                                              0           27,165                0                0

   Long-Term Corporate Bond Portfolio, 2,558 shares
    (Cost $29,138)                                                              0                0           28,467                0

   Capital Stock Portfolio, 2,534 shares
    (Cost $58,920)                                                              0                0                0           49,000
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                              84,101           27,165           28,467           49,000

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                        5,750               89               94              161
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $        78,351  $        27,076  $        28,373  $        48,839
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                2,379              526              492              498
								  ================ ================ ================ ================
  Unit Value                                                      $         32.94  $         51.47  $         57.67  $         98.15
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------

								       Growth          Multiple          High            Natural
								       Stock           Strategy          Yield          Resources
(In thousands, except unit values)                                    Portfolio        Portfolio        Portfolio       Portfolio
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (cont'd), (Note 1):
   Growth Stock Portfolio, 3,193 shares
    (Cost $97,485)                                                $        86,294  $             0  $             0  $             0

   Multiple Strategy Portfolio, 2,384 shares
    (Cost $39,436)                                                              0           34,423                0                0

   High Yield Portfolio, 3,695 shares
    (Cost $31,059)                                                              0                0           23,648                0

   Natural Resources Portfolio, 237 shares
    (Cost $2,542)                                                               0                0                0            2,735
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                              86,294           34,423           23,648            2,735

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                          284              113               78                9
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $        86,010  $        34,310  $        23,570  $         2,726
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                  844              689              812              197
								  ================ ================ ================ ================
  Unit Value                                                      $        101.94  $         49.82  $         29.02  $         13.81
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------
													Utilities &    International
								       Global                            Telecomm         Equity
								      Strategy         Balanced           Focus           Focus
(In thousands, except unit values)                                    Portfolio        Portfolio          Fund            Fund
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (cont'd), (Note 1):
   Global Strategy Portfolio, 3,498 shares
    (Cost $54,630)                                                $        46,624  $             0  $             0  $             0

   Balanced Portfolio, 1,327 shares
    (Cost $19,211)                                                              0           17,121                0                0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Utilities & Telecomm Focus Fund, 365 shares
    (Cost $5,133)                                                               0                0            3,765                0

   International Equity Focus Fund, 826 shares
    (Cost $8,962)                                                               0                0                0            8,974
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                              46,624           17,121            3,765            8,974

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                          153               56               12               30
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $        46,471  $        17,065  $         3,753  $         8,944
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                1,571              549              172              734
								  ================ ================ ================ ================
  Unit Value                                                      $         29.58  $         31.08  $         21.79  $         12.19
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------
								       Global            Basic          Developing       Small Cap
									Bond             Value        Capital Markets      Value
									Focus            Focus            Focus            Focus
(In thousands, except unit values)                                      Fund             Fund             Fund             Fund
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (cont'd), (Note 1):
   Global Bond Focus Fund, 97 shares
    (Cost $882)                                                   $           798  $             0  $             0  $             0

   Basic Value Focus Fund, 6,250 shares
    (Cost $86,792)                                                              0           85,681                0                0

   Developing Capital Markets Focus Fund, 501 shares
    (Cost $4,385)                                                               0                0            3,664                0

   Small Cap Value Focus Fund, 395 shares
    (Cost $8,874)                                                               0                0                0            8,207
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                                 798           85,681            3,664            8,207

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            3              282               12               27
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $           795  $        85,399  $         3,652  $         8,180
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                   64            3,172              479              352
								  ================ ================ ================ ================
  Unit Value                                                      $         12.49  $         26.92  $          7.63  $         23.23
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------
											Balanced         Global         Mercury HW
									Index           Capital          Growth        International
									 500             Focus            Focus          Value VIP
(In thousands, except unit values)                                      Fund             Fund             Fund           Portfolio
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (cont'd), (Note 1):
   Index 500 Fund, 2,190 shares
    (Cost $36,418)                                                $        36,764  $             0  $             0  $             0

   Balanced Capital Focus Fund, 60 shares
    (Cost $620)                                                                 0              626                0                0

   Global Growth Focus Fund, 569 shares
    (Cost $8,191)                                                               0                0            6,660                0

 Investments in Mercury HW Variable Trust (Note 1):
   Mercury HW International Value VIP Portfolio, 561 shares
    (Cost $6,390)                                                               0                0                0            6,552
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                              36,764              626            6,660            6,552

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                          121                2               22               22
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $        36,643  $           624  $         6,638  $         6,530
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                2,013               57              533              559
								  ================ ================ ================ ================
  Unit Value                                                      $         18.20  $         10.95  $         12.46  $         11.69
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------
								       Mercury                                              MFS
								      V.I. U.S.                          Premier          Emerging
								      Large Cap          Quasar          Growth            Growth
(In thousands, except unit values)                                      Fund           Portfolio        Portfolio          Series
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury V.I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 271 shares
    (Cost $3,109)                                                 $         2,694  $             0  $             0  $             0

 Investments in Alliance Variable Products
  Series Fund, Inc (Note 1):
   Quasar Portfolio, 129 shares
    (Cost $1,717)                                                               0            1,523                0                0

   Premier Growth Portfolio, 1,892 shares
    (Cost $66,091)                                                              0                0           60,627                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 1,146 shares
    (Cost $35,889)                                                              0                0                0           33,061
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                               2,694            1,523           60,627           33,061

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            9                5              199              109
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $         2,685  $         1,518  $        60,428  $        32,952
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                  268              159            2,865            1,495
								  ================ ================ ================ ================
  Unit Value                                                      $         10.03  $          9.55  $         21.09  $         22.04
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------
													   AIM
									 MFS              AIM          V.I. Capital
								       Research        V.I. Value      Appreciation        2001
(In thousands, except unit values)                                      Series            Fund             Fund            Trust
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust(cont'd),(Note 1):
   MFS Research Series, 1,004 shares
    (Cost $19,674)                                                $        20,891  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
   AIM V.I. Value Fund, 1,400 shares
    (Cost $40,286)                                                              0           38,244                0                0

   AIM V.I. Capital Appreciation Fund, 442 shares
    (Cost $16,275)                                                              0                0           13,622                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 332 trust units
    (Cost $269)                                                                 0                0                0              332
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                              20,891           38,244           13,622              332

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                           69              126               45                1
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $        20,822  $        38,118  $        13,577  $           331
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                1,223            2,121              805                7
								  ================ ================ ================ ================
  Unit Value                                                      $         17.03  $         17.97  $         16.87  $         49.30
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------


									2002             2003             2004             2005
(In thousands, except unit values)                                      Trust            Trust            Trust            Trust
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2002 Trust, 843 trust units
    (Cost $639)                                                   $           800  $             0  $             0  $             0

   2003 Trust, 390 trust units
    (Cost $276)                                                                 0              343                0                0

   2004 Trust, 1,399 trust units
    (Cost $945)                                                                 0                0            1,198                0

   2005 Trust, 917 trust units
    (Cost $575)                                                                 0                0                0              753
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                                 800              343            1,198              753

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            3                1                4                2
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $           797  $           342  $         1,194  $           751
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                   43                4               75               12
								  ================ ================ ================ ================
  Unit Value                                                      $         18.33  $         80.41  $         15.88  $         61.18
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------


									2006             2007             2008             2009
(In thousands, except unit values)                                      Trust            Trust            Trust            Trust
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2006 Trust, 432 trust units
    (Cost $278)                                                   $           344  $             0  $             0  $             0

   2007 Trust, 338 trust units
    (Cost $211)                                                                 0              255                0                0

   2008 Trust, 864 trust units
    (Cost $459)                                                                 0                0              603                0

   2009 Trust, 159 trust units
    (Cost $88)                                                                  0                0                0              106
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                                 344              255              603              106

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            1                1                2                0
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $           343  $           254  $           601  $           106
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                   10                7               17                3
								  ================ ================ ================ ================
  Unit Value                                                      $         34.63  $         37.48  $         35.58  $         32.28
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

											 Divisions Investing In
								  -------------------------------------------------------------------


									2010             2011             2013             2014
(In thousands, except unit values)                                      Trust            Trust            Trust            Trust
								  ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2010 Trust, 834 trust units
    (Cost $504)                                                   $           517  $             0  $             0  $             0

   2011 Trust, 345 trust units
    (Cost $140)                                                                 0              205                0                0

   2013 Trust, 809 trust units
    (Cost $344)                                                                 0                0              423                0

   2014 Trust, 9,644 trust units
    (Cost $3,520)                                                               0                0                0            4,693
								  ---------------- ---------------- ---------------- ----------------
 Total Assets                                                                 517              205              423            4,693

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            2                1                1               15
								  ---------------- ---------------- ---------------- ----------------
Net Assets                                                        $           515  $           204  $           422  $         4,678
								  ================ ================ ================ ================
  Units Outstanding (Note 5)                                                   16                8               21              236
								  ================ ================ ================ ================
  Unit Value                                                      $         31.46  $         26.53  $         19.98  $         19.82
								  ================ ================ ================ ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (continued)

								Divisions Investing In
								  -----------------


									2019
(In thousands, except unit values)                                      Trust
								  ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2019 Trust, 634 trust units
    (Cost $186)                                                   $           228
								  ----------------
 Total Assets                                                                 228

Liabilities
  Due to (from) Merrill Lynch Life Insurance Company                            1
								  ----------------
Net Assets                                                        $           227
								  ================
  Units Outstanding (Note 5)                                                   20
								  ================
  Unit Value                                                      $         11.29
								  ================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve               Bond                 Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             5,336  $             1,513  $             1,627  $            13,706
 Mortality and Expense Charges (Note 3)                        (741)                (228)                (228)                (498)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                4,595                1,285                1,399               13,208
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (209)                (196)               1,258
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                1,527                  960              (20,227)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                1,318                  764              (18,969)
						-------------------- -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,595                2,603                2,163               (5,761)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  69,004                  441                1,321                2,428
 Policy Loading, Net (Note 3)                                 2,877                 (151)                (108)                (184)
 Contract Owner Deaths                                         (488)                (223)                 (48)                (285)
 Contract Owner Terminations                                 (2,175)                 (17)                (374)                (659)
 Policy Loans, Net                                             (511)                 (39)                (127)                (981)
 Cost of Insurance (Note 3)                                  (1,878)                (393)                (429)                (791)
 Policy Loan Processing Charges                                (181)                   0                    2                  (10)
 Transfers Among Investment Divisions                       (79,912)                 606                2,221                 (698)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (13,264)                 224                2,458               (1,180)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (8,669)               2,827                4,621               (6,941)
Net Assets, Beginning of Period                              87,020               24,249               23,752               55,780
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            78,351  $            27,076  $            28,373  $            48,839
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple               High                Natural
							Stock              Strategy               Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            21,388  $             5,794  $             2,519  $                25
 Mortality and Expense Charges (Note 3)                        (855)                (332)                (229)                 (19)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               20,533                5,462                2,290                    6
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         2,292                  590               (1,110)                 574
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (29,884)              (8,146)              (2,710)                  99
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (27,592)              (7,556)              (3,820)                 673
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (7,059)              (2,094)              (1,530)                 679
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   5,020                1,428                1,454                   72
 Policy Loading, Net (Note 3)                                  (242)                (158)                 (90)                  (9)
 Contract Owner Deaths                                         (418)                (162)                (423)                   0
 Contract Owner Terminations                                   (948)                (920)                (219)                 (31)
 Policy Loans, Net                                           (1,233)                (178)                (206)                   3
 Cost of Insurance (Note 3)                                  (1,516)                (587)                (438)                 (38)
 Policy Loan Processing Charges                                 (19)                   2                    3                    0
 Transfers Among Investment Divisions                         5,397                  (45)              (1,930)                 254
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       6,041                 (620)              (1,849)                 251
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (1,018)              (2,714)              (3,379)                 930
Net Assets, Beginning of Period                              87,028               37,024               26,949                1,796
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            86,010  $            34,310  $            23,570  $             2,726
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
											       Utilities &         International
						       Global                                   Telecomm              Equity
						      Strategy             Balanced               Focus               Focus
(In thousands)                                        Portfolio            Portfolio              Fund                Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             6,748  $             2,009  $             1,448  $               552
 Mortality and Expense Charges (Note 3)                        (451)                (161)                 (34)                 (95)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                6,297                1,848                1,414                  457
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           631                   74                   25                  329
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (12,189)              (2,270)              (1,588)              (2,850)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (11,558)              (2,196)              (1,563)              (2,521)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (5,261)                (348)                (149)              (2,064)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   2,963                  760                  178                    1
 Policy Loading, Net (Note 3)                                  (154)                (107)                 (18)                 (49)
 Contract Owner Deaths                                         (304)                (361)                   0                  (82)
 Contract Owner Terminations                                   (628)                (449)                 (25)                (136)
 Policy Loans, Net                                             (365)                 (54)                 (17)                 (77)
 Cost of Insurance (Note 3)                                    (873)                (334)                 (60)                (172)
 Policy Loan Processing Charges                                  (2)                   0                    0                    0
 Transfers Among Investment Divisions                           469                 (119)                 (46)                (633)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,106                 (664)                  12               (1,148)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,155)              (1,012)                (137)              (3,212)
Net Assets, Beginning of Period                              50,626               18,077                3,890               12,156
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            46,471  $            17,065  $             3,753  $             8,944
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
						       Global                Basic              Developing           Small Cap
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                39  $             8,698  $                37  $             1,808
 Mortality and Expense Charges (Note 3)                          (8)                (688)                 (45)                 (60)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   31                8,010                   (8)               1,748
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (35)                  17                 (178)                 426
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (6)                 801               (1,424)              (1,409)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (41)                 818               (1,602)                (983)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (10)               8,828               (1,610)                 765
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                4,422                  401                  369
 Policy Loading, Net (Note 3)                                    (7)                (322)                 (10)                 (24)
 Contract Owner Deaths                                            0               (1,268)                  (5)                   0
 Contract Owner Terminations                                    (41)              (1,234)                 (95)                 (30)
 Policy Loans, Net                                                0                 (121)                  19                  (14)
 Cost of Insurance (Note 3)                                     (17)              (1,314)                 (80)                 (98)
 Policy Loan Processing Charges                                  (1)                   1                   (1)                   0
 Transfers Among Investment Divisions                          (183)               6,003                 (295)               2,119
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (249)               6,167                  (66)               2,322
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (259)              14,995               (1,676)               3,087
Net Assets, Beginning of Period                               1,054               70,404                5,328                5,093
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               795  $            85,399  $             3,652  $             8,180
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									   Balanced               Global             Mercury HW
							Index               Capital               Growth           International
							 500                 Focus                Focus              Value VIP
(In thousands)                                           Fund                Fund                 Fund               Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               396  $                17  $               444  $                90
 Mortality and Expense Charges (Note 3)                        (331)                  (3)                 (41)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   65                   14                  403                   46
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           410                    0                   96                  179
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (4,376)                  11               (1,630)                  60
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (3,966)                  11               (1,534)                 239
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (3,901)                  25               (1,131)                 285
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   1,937                   63                  382                  350
 Policy Loading, Net (Note 3)                                  (184)                  (1)                 (17)                 (10)
 Contract Owner Deaths                                         (726)                   0                    0                  (21)
 Contract Owner Terminations                                   (344)                   0                  (74)                 (42)
 Policy Loans, Net                                              (44)                  (3)                 (18)                  23
 Cost of Insurance (Note 3)                                    (692)                  (5)                 (98)                 (79)
 Policy Loan Processing Charges                                   3                    0                   (1)                  (1)
 Transfers Among Investment Divisions                         8,502                  290                6,826                3,824
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,452                  344                7,000                4,044
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,551                  369                5,869                4,329
Net Assets, Beginning of Period                              32,092                  255                  769                2,201
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            36,643  $               624  $             6,638  $             6,530
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
						       Mercury                                                          MFS
						      V.I. U.S.                                  Premier              Emerging
						      Large Cap              Quasar               Growth               Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                43  $                28  $             3,477  $             1,903
 Mortality and Expense Charges (Note 3)                         (20)                  (9)                (591)                (324)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   23                   19                2,886                1,579
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            58                  134                4,259                5,603
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (546)                (247)             (19,471)             (15,444)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (488)                (113)             (15,212)              (9,841)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (465)                 (94)             (12,326)              (8,262)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     112                   68                4,968                2,418
 Policy Loading, Net (Note 3)                                    (6)                  (3)                (291)                 (89)
 Contract Owner Deaths                                            0                    0               (2,041)                (287)
 Contract Owner Terminations                                     (1)                  (1)                (796)                (532)
 Policy Loans, Net                                               15                   (1)                (541)                (428)
 Cost of Insurance (Note 3)                                     (54)                 (14)              (1,158)                (539)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                         1,647                1,051               14,888                9,464
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,713                1,100               15,029               10,007
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,248                1,006                2,703                1,745
Net Assets, Beginning of Period                               1,437                  512               57,725               31,207
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             2,685  $             1,518  $            60,428  $            32,952
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
												   AIM
							 MFS                  AIM              V.I. Capital
						       Research            V.I. Value          Appreciation            2000
(In thousands)                                          Series                Fund                 Fund                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,224  $             1,741  $               388  $                 0
 Mortality and Expense Charges (Note 3)                        (179)                (349)                (122)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,045                1,392                  266                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           211                1,560                2,526                  136
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (2,674)              (9,670)              (5,046)                (133)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,463)              (8,110)              (2,520)                   3
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (1,418)              (6,718)              (2,254)                   2
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   1,374                2,653                  986                    0
 Policy Loading, Net (Note 3)                                   (67)                (153)                 (68)                  (6)
 Contract Owner Deaths                                          (44)                (658)                (730)                 (43)
 Contract Owner Terminations                                   (224)                (362)                (364)                   0
 Policy Loans, Net                                              (70)                (230)                 (49)                  (1)
 Cost of Insurance (Note 3)                                    (344)                (648)                (217)                  (1)
 Policy Loan Processing Charges                                  (2)                   1                    1                    0
 Transfers Among Investment Divisions                         4,679               10,417                6,010                 (609)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       5,302               11,020                5,569                 (660)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,884                4,302                3,315                 (658)
Net Assets, Beginning of Period                              16,938               33,816               10,262                  658
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            20,822  $            38,118  $            13,577  $                 0
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2001                 2002                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                  (7)                  (3)                 (10)
 Transaction Charges (Note 3)                                     0                   (4)                  (1)                  (4)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (11)                  (4)                 (14)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             3                    6                    3                   36
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 17                   51                   28                   83
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  20                   57                   31                  119
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       17                   46                   27                  105
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    0                    4                    8
 Policy Loading, Net (Note 3)                                    (4)                  (5)                  (2)                 (12)
 Contract Owner Deaths                                            0                    0                    0                  (67)
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                3                   (2)                   3                    0
 Cost of Insurance (Note 3)                                      (5)                 (10)                  (5)                 (14)
 Policy Loan Processing Charges                                  (1)                   0                   (1)                   0
 Transfers Among Investment Divisions                            (1)                 101                   24                  116
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          (7)                  84                   23                   31
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          10                  130                   50                  136
Net Assets, Beginning of Period                                 321                  667                  292                1,058
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               331  $               797  $               342  $             1,194
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2005                 2006                 2007                 2008
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (6)                  (3)                  (2)                  (5)
 Transaction Charges (Note 3)                                    (2)                  (1)                  (1)                  (2)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (8)                  (4)                  (3)                  (7)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            41                    6                    2                   17
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 48                   40                   35                   76
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  89                   46                   37                   93
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       81                   42                   34                   86
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    1                    0                   47
 Policy Loading, Net (Note 3)                                    (7)                   0                   (2)                  (1)
 Contract Owner Deaths                                          (44)                   0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance (Note 3)                                     (10)                  (3)                  (4)                  (6)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           (27)                 (15)                   0                  (65)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (75)                 (17)                  (6)                 (25)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                           6                   25                   28                   61
Net Assets, Beginning of Period                                 745                  318                  226                  540
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               751  $               343  $               254  $               601
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2009                 2010                 2011                 2013
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (5)                  (2)                  (3)
 Transaction Charges (Note 3)                                     0                   (2)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                  (7)                  (3)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                   98                    3                   14
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 17                   20                   37                   73
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  18                  118                   40                   87
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       17                  111                   37                   83
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    5                    3                   51
 Policy Loading, Net (Note 3)                                     0                    2                   (1)                   2
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                   (1)
 Cost of Insurance (Note 3)                                      (2)                  (5)                  (3)                  (3)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             0                  (51)                  (1)                 (35)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           0                  (49)                  (2)                  14
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          17                   62                   35                   97
Net Assets, Beginning of Period                                  89                  453                  169                  325
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               106  $               515  $               204  $               422
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

							  Divisions Investing In
						------------------------------------------


							2014                 2019
(In thousands)                                          Trust                Trust
						-------------------- -----------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $              0
 Mortality and Expense Charges (Note 3)                         (38)               (2)
 Transaction Charges (Note 3)                                   (14)               (1)
						-------------------- -----------------
  Net Investment Income (Loss)                                  (52)               (3)
						-------------------- -----------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           120                 8
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                885                51
						-------------------- -----------------
 Net Gain (Loss) on Investments                               1,005                59
						-------------------- -----------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      953                56
						-------------------- -----------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     264                14
 Policy Loading, Net (Note 3)                                   (23)                0
 Contract Owner Deaths                                            0                 0
 Contract Owner Terminations                                    (51)                0
 Policy Loans, Net                                               (2)                0
 Cost of Insurance (Note 3)                                     (71)               (2)
 Policy Loan Processing Charges                                   1                 0
 Transfers Among Investment Divisions                          (200)              (43)
						-------------------- -----------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (82)              (31)
						-------------------- -----------------

Total Increase (Decrease) in Net Assets                         871                25
Net Assets, Beginning of Period                               3,807               202
						-------------------- -----------------
Net Assets, End of Period                       $             4,678  $            227
						==================== =================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             4,416  $             1,619  $             1,694  $             9,292
 Mortality and Expense Charges (Note 3)                        (748)                (220)                (217)                (434)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,668                1,399                1,477                8,858
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   19                   76                1,509
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               (1,928)              (2,338)               2,899
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0               (1,909)              (2,262)               4,408
						-------------------- -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,668                 (510)                (785)              13,266
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  77,909                  495                1,286                2,813
 Policy Loading, Net (Note 3)                                 3,924                 (131)                (116)                (176)
 Contract Owner Deaths                                       (1,164)                 (57)                (282)                (735)
 Contract Owner Terminations                                 (2,691)                (292)                (290)                (975)
 Policy Loans, Net                                             (635)                 (45)                 (37)              (1,062)
 Cost of Insurance (Note 3)                                  (1,672)                (340)                (364)                (656)
 Policy Loan Processing Charges                                 126                  (14)                 (13)                 (26)
 Transfers Among Investment Divisions                       (68,863)               3,198                1,687               (4,221)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       6,934                2,814                1,871               (5,038)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,602                2,304                1,086                8,228
Net Assets, Beginning of Period                              76,418               21,945               22,666               47,552
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            87,020  $            24,249  $            23,752  $            55,780
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple              High                Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,509  $             6,006  $             3,095  $                57
 Mortality and Expense Charges (Note 3)                        (642)                (300)                (248)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,867                5,706                2,847                   42
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,341                  385                 (885)                (100)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                652                  (98)                (734)                 409
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,993                  287               (1,619)                 309
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   23,860                5,993                1,228                  351
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   4,627                1,541                1,764                   86
 Policy Loading, Net (Note 3)                                  (229)                (154)                (113)                  (8)
 Contract Owner Deaths                                       (1,097)                (197)                (341)                 (23)
 Contract Owner Terminations                                 (1,839)              (1,334)                (757)                 (51)
 Policy Loans, Net                                           (1,121)                (243)                (278)                  (9)
 Cost of Insurance (Note 3)                                  (1,080)                (506)                (441)                 (28)
 Policy Loan Processing Charges                                 (42)                 (15)                 (17)                  (1)
 Transfers Among Investment Divisions                           712                   78               (2,399)                 (17)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (69)                (830)              (2,582)                 (51)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      23,791                5,163               (1,354)                 300
Net Assets, Beginning of Period                              63,237               31,861               28,303                1,496
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            87,028  $            37,024  $            26,949  $             1,796
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
											       Utilities &          International
						       Global                                   Telecomm               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             5,762  $             2,777  $               474  $               532
 Mortality and Expense Charges (Note 3)                        (404)                (157)                 (33)                 (96)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                5,358                2,620                  441                  436
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           388                  290                  180                 (218)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,763               (1,617)                (209)               3,195
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,151               (1,327)                 (29)               2,977
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    8,509                1,293                  412                3,413
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,386                  711                  192                  446
 Policy Loading, Net (Note 3)                                  (124)                 (86)                 (17)                 (47)
 Contract Owner Deaths                                         (523)                (133)                   0                 (109)
 Contract Owner Terminations                                   (908)                (514)                (130)                (272)
 Policy Loans, Net                                             (234)                (426)                 (16)                 (66)
 Cost of Insurance (Note 3)                                    (746)                (283)                 (53)                (178)
 Policy Loan Processing Charges                                 (24)                  (7)                  (2)                  (4)
 Transfers Among Investment Divisions                        (2,689)               1,954                  391               (1,579)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,862)               1,216                  365               (1,809)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       6,647                2,509                  777                1,604
Net Assets, Beginning of Period                              43,979               15,568                3,113               10,552
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            50,626  $            18,077  $             3,890  $            12,156
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing           Small Cap
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                70  $            14,764  $               113  $               550
 Mortality and Expense Charges (Note 3)                         (11)                (578)                 (35)                 (38)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   59               14,186                   78                  512
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (38)                 379                 (617)                (715)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (132)              (3,865)               2,531                1,400
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (170)              (3,486)               1,914                  685
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (111)              10,700                1,992                1,197
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      76                4,204                  452                  316
 Policy Loading, Net (Note 3)                                    (8)                (275)                 (17)                 (40)
 Contract Owner Deaths                                            0                 (872)                 (66)                   0
 Contract Owner Terminations                                    (35)              (1,947)                (285)                (719)
 Policy Loans, Net                                                0                 (555)                 (87)                 (25)
 Cost of Insurance (Note 3)                                     (22)              (1,044)                 (65)                 (57)
 Policy Loan Processing Charges                                  (1)                 (37)                  (3)                  (1)
 Transfers Among Investment Divisions                          (248)               6,369                 (101)                 602
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (238)               5,843                 (172)                  76
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (349)              16,543                1,820                1,273
Net Assets, Beginning of Period                               1,403               53,861                3,508                3,820
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,054  $            70,404  $             5,328  $             5,093
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									    Balanced              Global             Mercury HW
							Index               Capital               Growth           International
							 500                 Focus                Focus              Value VIP
(In thousands)                                          Fund                 Fund                 Fund               Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               940  $                 6  $                10  $                10
 Mortality and Expense Charges (Note 3)                        (226)                  (1)                  (1)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  714                    5                    9                    6
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,015                    1                   14                   12
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,882                   (5)                  99                  101
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,897                   (4)                 113                  113
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,611                    1                  122                  119
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   1,415                    8                    8                   36
 Policy Loading, Net (Note 3)                                  (179)                  (1)                   0                    3
 Contract Owner Deaths                                         (236)                   0                    0                    0
 Contract Owner Terminations                                 (1,393)                  (1)                   1                   (1)
 Policy Loans, Net                                                3                  (18)                  (1)                   0
 Cost of Insurance (Note 3)                                    (420)                  (2)                  (2)                  (9)
 Policy Loan Processing Charges                                 (11)                   0                    0                   (1)
 Transfers Among Investment Divisions                        14,043                  268                  641                2,054
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      13,222                  254                  647                2,082
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,833                  255                  769                2,201
Net Assets, Beginning of Period                              14,259                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            32,092  $               255  $               769  $             2,201
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
						       Mercury                                                          MFS
						      V.I. U.S.                                  Premier              Emerging
						      Large Cap              Quasar              Growth                Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 7  $                 0  $               531  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                  (1)                (365)                (149)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    4                   (1)                 166                 (149)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                    0                2,951                1,617
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                130                   53                8,737               10,816
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 147                   53               11,688               12,433
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      151                   52               11,854               12,284
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      24                   12                2,952                1,290
 Policy Loading, Net (Note 3)                                    (1)                   0                 (136)                 (20)
 Contract Owner Deaths                                            0                    0                 (169)                 (43)
 Contract Owner Terminations                                      0                    0                 (641)                (219)
 Policy Loans, Net                                                0                    0                 (135)                 (13)
 Cost of Insurance (Note 3)                                      (5)                  (1)                (640)                (262)
 Policy Loan Processing Charges                                  (1)                   0                  (21)                  (8)
 Transfers Among Investment Divisions                         1,269                  449               19,919                7,808
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,286                  460               21,129                8,533
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,437                  512               32,983               20,817
Net Assets, Beginning of Period                                   0                    0               24,742               10,390
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,437  $               512  $            57,725  $            31,207
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
												   AIM
							 MFS                  AIM              V.I. Capital
						       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               153  $               556  $               211  $                 0
 Mortality and Expense Charges (Note 3)                        (116)                (210)                 (55)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   37                  346                  156                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           283                  251                  624                  255
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              2,729                5,748                2,023                 (249)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,012                5,999                2,647                    6
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,049                6,345                2,803                    5
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     922                1,283                  410                    0
 Policy Loading, Net (Note 3)                                   (60)                 (97)                 (23)                  (3)
 Contract Owner Deaths                                            0                 (127)                 (91)                   0
 Contract Owner Terminations                                   (436)                (450)                 (34)                   0
 Policy Loans, Net                                              (66)                  (1)                  (4)                   0
 Cost of Insurance (Note 3)                                    (232)                (368)                 (92)                  (1)
 Policy Loan Processing Charges                                  (7)                 (13)                  (3)                   0
 Transfers Among Investment Divisions                         4,112               13,379                3,141               (1,178)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,233               13,606                3,304               (1,182)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       7,282               19,951                6,107               (1,177)
Net Assets, Beginning of Period                               9,656               13,865                4,155                1,177
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            16,938  $            33,816  $            10,262  $                 0
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (10)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            90                    8                   44                    5
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (55)                   2                  (37)                 (10)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  35                   10                    7                   (5)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       25                    6                   (2)                  (9)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    1                    0                    6
 Policy Loading, Net (Note 3)                                   (16)                  (4)                  (6)                  (2)
 Contract Owner Deaths                                         (131)                   0                    0                    0
 Contract Owner Terminations                                    (65)                   0                  (62)                   0
 Policy Loans, Net                                              (13)                   0                    3                    0
 Cost of Insurance (Note 3)                                     (11)                  (4)                  (9)                  (4)
 Policy Loan Processing Charges                                   0                   (1)                   0                   (1)
 Transfers Among Investment Divisions                           (60)                   2                   (8)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (293)                  (6)                 (82)                  (2)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (268)                   0                  (84)                 (11)
Net Assets, Beginning of Period                                 926                  321                  751                  303
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               658  $               321  $               667  $               292
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (10)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (14)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            72                   18                   37                   24
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (102)                 (51)                 (59)                 (41)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (30)                 (33)                 (22)                 (17)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (44)                 (43)                 (26)                 (20)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      11                   28                   40                    0
 Policy Loading, Net (Note 3)                                   (11)                  (3)                   0                   (2)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (65)                   0                    0                    0
 Policy Loans, Net                                               (2)                   0                    0                    0
 Cost of Insurance (Note 3)                                     (12)                 (10)                  (2)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (66)                 (33)                (115)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (146)                 (18)                 (77)                  (5)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (190)                 (61)                (103)                 (25)
Net Assets, Beginning of Period                               1,248                  806                  421                  251
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,058  $               745  $               318  $               226
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (5)                  (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                   0                   (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (7)                  (1)                  (8)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            10                   17                  (60)                  22
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (60)                 (27)                 (13)                 (44)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (50)                 (10)                 (73)                 (22)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (57)                 (11)                 (81)                 (25)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      48                   17                    2                    4
 Policy Loading, Net (Note 3)                                    (2)                   0                   (5)                   0
 Contract Owner Deaths                                            0                    0                 (158)                   0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               (5)                   0                    0                    0
 Cost of Insurance (Note 3)                                      (6)                  (2)                  (6)                  (3)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (10)                 (14)                 (63)                 (42)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          24                    1                 (230)                 (41)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (33)                 (10)                (311)                 (66)
Net Assets, Beginning of Period                                 573                   99                  764                  235
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               540  $                89  $               453  $               169
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECCMBER 31, 1999 (continued)

								    Divisions Investing In
						--------------------------------------------------------------


							2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
						-------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                 (40)                  (1)
 Transaction Charges (Note 3)                                    (1)                 (15)                   0
						-------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (4)                 (55)                  (1)
						-------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            27                  319                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (72)                (972)                  (9)
						-------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (45)                (653)                  (9)
						-------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (49)                (708)                 (10)
						-------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      53                  156                    2
 Policy Loading, Net (Note 3)                                     2                  (25)                   0
 Contract Owner Deaths                                            0                    0                    0
 Contract Owner Terminations                                      0                    0                    0
 Policy Loans, Net                                                0                  (10)                   0
 Cost of Insurance (Note 3)                                      (3)                 (71)                  (1)
 Policy Loan Processing Charges                                   0                   (2)                   0
 Transfers Among Investment Divisions                           (37)                (543)                 211
						-------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          15                 (495)                 212
						-------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (34)              (1,203)                 202
Net Assets, Beginning of Period                                 359                5,010                    0
						-------------------- -------------------- --------------------
Net Assets, End of Period                       $               325  $             3,807  $               202
						==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve               Bond                 Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             3,785  $             1,187  $             1,163  $             4,910
 Mortality and Expense Charges (Note 3)                        (572)                (170)                (166)                (385)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,213                1,017                  997                4,525
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   89                    3                  622
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  308                  314                  798
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  397                  317                1,420
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,213                1,414                1,314                5,945
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                  90,763                  502                  767                2,845
 Policy Loading, Net (Note 3)                                 5,762                  (95)                 (85)                 (94)
 Contract Owner Deaths                                         (659)                 (42)                 (44)                (230)
 Contract Owner Terminations                                   (895)                (125)                (150)                (686)
 Policy Loans, Net                                             (792)                (202)                (141)                (536)
 Cost of Insurance (Note 3)                                  (1,267)                (239)                (257)                (621)
 Policy Loan Processing Charges                                 (22)                  (2)                  (4)                 (11)
 Transfers Among Investment Divisions                       (70,544)               4,024                6,192                2,396
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      22,346                3,821                6,278                3,063
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      25,559                5,235                7,592                9,008
Net Assets, Beginning of Period                              50,859               16,710               15,074               38,544
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            76,418  $            21,945  $            22,666  $            47,552
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth              Multiple              High               Natural
							Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             8,255  $             3,778  $             2,783  $                50
 Mortality and Expense Charges (Note 3)                        (469)                (273)                (261)                 (16)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                7,786                3,505                2,522                   34
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,652                  (13)                (240)                (178)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              7,268                 (653)              (4,270)                 (86)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               8,920                 (666)              (4,510)                (264)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,706                2,839               (1,988)                (230)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,843                1,632                1,690                   70
 Policy Loading, Net (Note 3)                                  (114)                (116)                (100)                  (8)
 Contract Owner Deaths                                         (248)                (170)                (329)                 (15)
 Contract Owner Terminations                                   (454)                (600)                (322)                 (37)
 Policy Loans, Net                                             (392)                (164)                (209)                  (5)
 Cost of Insurance (Note 3)                                    (798)                (456)                (432)                 (25)
 Policy Loan Processing Charges                                 (17)                  (5)                  (7)                   0
 Transfers Among Investment Divisions                         2,089                1,166                5,434                 (482)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,909                1,287                5,725                 (502)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      20,615                4,126                3,737                 (732)
Net Assets, Beginning of Period                              42,622               27,735               24,566                2,228
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            63,237  $            31,861  $            28,303  $             1,496
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
											       Utilities &         International
						       Global                                   Telecomm              Equity
						      Strategy             Balanced               Focus               Focus
(In thousands)                                        Portfolio            Portfolio              Fund                Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             6,432  $             1,194  $               154  $               878
 Mortality and Expense Charges (Note 3)                        (383)                (128)                 (22)                (100)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                6,049                1,066                  132                  778
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            38                   85                  341                 (478)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (2,688)                 498                   53                  304
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,650)                 583                  394                 (174)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,399                1,649                  526                  604
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,453                  664                  112                  945
 Policy Loading, Net (Note 3)                                  (116)                 (70)                  (9)                 (16)
 Contract Owner Deaths                                         (312)                (103)                (182)                  (4)
 Contract Owner Terminations                                   (796)                (146)                   9                  (80)
 Policy Loans, Net                                             (233)                 (53)                 (23)                 (39)
 Cost of Insurance (Note 3)                                    (700)                (218)                 (35)                (179)
 Policy Loan Processing Charges                                 (11)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                             7                1,689                  781               (1,057)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,292                1,760                  652                 (432)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,691                3,409                1,178                  172
Net Assets, Beginning of Period                              39,288               12,159                1,935               10,380
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            43,979  $            15,568  $             3,113  $            10,552
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic             Developing            Small Cap
							 Bond                Value              Capital                Value
							 Focus               Focus            Markets Focus            Focus
(In thousands)                                           Fund                Fund                Fund                  Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                69  $             6,396  $                72  $               826
 Mortality and Expense Charges (Note 3)                         (11)                (452)                 (42)                 (36)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   58                5,944                   30                  790
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                  809                 (355)                (261)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 73               (3,349)              (1,268)                (835)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  74               (2,540)              (1,623)              (1,096)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      132                3,404               (1,593)                (306)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     100                3,321                  481                  192
 Policy Loading, Net (Note 3)                                    (1)                (150)                  (4)                 (10)
 Contract Owner Deaths                                            0                 (322)                   0                 (174)
 Contract Owner Terminations                                     (4)                (239)                (125)                   9
 Policy Loans, Net                                               (2)                (804)                 (70)                  (6)
 Cost of Insurance (Note 3)                                     (19)                (798)                 (70)                 (51)
 Policy Loan Processing Charges                                   0                   (9)                  (1)                   0
 Transfers Among Investment Divisions                           191                8,621                 (766)                 615
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         265                9,620                 (555)                 575
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         397               13,024               (2,148)                 269
Net Assets, Beginning of Period                               1,006               40,837                5,656                3,551
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,403  $            53,861  $             3,508  $             3,820
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							500                 Growth                Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               271  $                13  $                48  $               129
 Mortality and Expense Charges (Note 3)                         (85)                (128)                 (60)                 (60)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  186                 (115)                 (12)                  69
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           237                  716                  239                   96
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,545                5,075                1,736                1,095
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,782                5,791                1,975                1,191
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,968                5,676                1,963                1,260
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     400                1,075                  673                  474
 Policy Loading, Net (Note 3)                                   (41)                 (30)                   6                  (14)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                   (292)                (116)                 (85)                 (36)
 Policy Loans, Net                                              (14)                 (74)                (111)                (120)
 Cost of Insurance (Note 3)                                    (133)                (228)                (143)                (113)
 Policy Loan Processing Charges                                  (2)                  (3)                  (1)                  (2)
 Transfers Among Investment Divisions                         7,922               12,407                4,788                4,795
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,840               13,031                5,127                4,984
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       9,808               18,707                7,090                6,244
Net Assets, Beginning of Period                               4,451                6,035                3,300                3,412
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            14,259  $            24,742  $            10,390  $             9,656
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM              V.I. Capital
						      V.I. Value          Appreciation            1998                 1999
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               634  $               111  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (76)                 (25)                  (1)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                   (4)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  558                   86                   (1)                 (15)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           103                   29                  176                   32
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,953                  420                 (170)                  38
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,056                  449                    6                   70
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,614                  535                    5                   55
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     470                  223                    0                    6
 Policy Loading, Net (Note 3)                                   (26)                   1                   (3)                  (9)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (19)                  (4)                   0                  (46)
 Policy Loans, Net                                              (56)                  (6)                   0                    0
 Cost of Insurance (Note 3)                                    (132)                 (46)                  (1)                 (14)
 Policy Loan Processing Charges                                  (2)                  (1)                   0                   (1)
 Transfers Among Investment Divisions                         7,513                2,105               (1,010)                 (36)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       7,748                2,272               (1,014)                (100)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      10,362                2,807               (1,009)                 (45)
Net Assets, Beginning of Period                               3,503                1,348                1,009                1,222
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            13,865  $             4,155  $                 0  $             1,177
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                  (3)                  (7)                  (3)
 Transaction Charges (Note 3)                                    (3)                  (1)                  (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                  (4)                  (9)                  (4)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            31                    3                    8                   37
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 32                   21                   58                    3
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  63                   24                   66                   40
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       52                   20                   57                   36
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      10                    2                    0                    6
 Policy Loading, Net (Note 3)                                    (8)                  (2)                  (4)                 (12)
 Contract Owner Deaths                                          (41)                   0                    0                  (94)
 Contract Owner Terminations                                    (16)                   0                    0                   (1)
 Policy Loans, Net                                               (8)                  (9)                  (3)                  (3)
 Cost of Insurance (Note 3)                                     (11)                  (4)                  (8)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                   (1)
 Transfers Among Investment Divisions                            12                   16                   (2)                  26
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (62)                   3                  (17)                 (84)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (10)                  23                   40                  (48)
Net Assets, Beginning of Period                                 936                  298                  711                  351
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               926  $               321  $               751  $               303
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                  (7)                  (3)                  (2)
 Transaction Charges (Note 3)                                    (4)                  (3)                  (1)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (15)                 (10)                  (4)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                            83                   27                    7                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 54                   64                   35                   24
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 137                   91                   42                   28
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      122                   81                   38                   25
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      15                   16                   39                   20
 Policy Loading, Net (Note 3)                                    (9)                  (5)                   0                    0
 Contract Owner Deaths                                            0                  (44)                   0                    0
 Contract Owner Terminations                                    (97)                   0                    0                    0
 Policy Loans, Net                                              (10)                   0                    0                    0
 Cost of Insurance (Note 3)                                     (13)                  (9)                  (2)                  (2)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           (12)                   4                   49                   27
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (127)                 (38)                  86                   45
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (5)                  43                  124                   70
Net Assets, Beginning of Period                               1,253                  763                  297                  181
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,248  $               806  $               421  $               251
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									       Divisions Investing In
						-----------------------------------------------------------------------------------


							2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (4)                  (1)                  (6)                  (2)
 Transaction Charges (Note 3)                                    (2)                   0                   (2)                  (1)
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (6)                  (1)                  (8)                  (3)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             4                    7                  108                    2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 68                    6                   (5)                  25
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  72                   13                  103                   27
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       66                   12                   95                   24
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                   15                    6                    3
 Policy Loading, Net (Note 3)                                     0                    0                    1                   (1)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    1                    0
 Cost of Insurance (Note 3)                                      (5)                  (2)                  (7)                  (2)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                            47                   (7)                 126                   42
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          88                    6                  127                   42
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         154                   18                  222                   66
Net Assets, Beginning of Period                                 419                   81                  542                  169
						-------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               573  $                99  $               764  $               235
						==================== ==================== ==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

							 Divisions Investing In
						---------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (2)                 (41)
 Transaction Charges (Note 3)                                    (1)                 (16)
						-------------------- --------------------
  Net Investment Income (Loss)                                   (3)                 (57)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             2                  188
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 35                  444
						-------------------- --------------------
 Net Gain (Loss) on Investments                                  37                  632
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  575
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      58                  159
 Policy Loading, Net (Note 3)                                     8                   (8)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                  (43)
 Policy Loans, Net                                                0                  (96)
 Cost of Insurance (Note 3)                                      (2)                 (61)
 Policy Loan Processing Charges                                   0                   (1)
 Transfers Among Investment Divisions                            58                  774
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         122                  724
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                         156                1,299
Net Assets, Beginning of Period                                 203                3,711
						-------------------- --------------------
Net Assets, End of Period                       $               359  $             5,010
						==================== ====================

See accompanying notes to financial statements


MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

   Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-one investment divisions (forty-two during the year). The investment divisions are as follows:

   - Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P.("MLIM"), formerly Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co.
   - Merrill Lynch Variable Series Funds,Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Effective following the close of business on May 19, 2000, the Global Utility Focus Fund was renamed the Utilities and Telecommunications Focus Fund, the Special Value Focus Fund was renamed the Small Cap Value Focus Fund, and the Capital Focus Fund was renamed the Balanced Capital Focus Fund.
   - Mercury  HW  Variable  Trust: One  of  the  investment  divisions invests  in  the  shares of a single mutual fund portfolio of the
     Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective following close of business on October 5, 2000, the Hotchkis & Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW International Value VIP Portfolio.
   - Mercury V.I. Funds, Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Advisors.
   - Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invest in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
   - The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fourteen of the investment divisions (fifteen during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped
     Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2000 Trust matured on February 15, 2000. The 1999 Trust matured on February 16, 1999. The 1998 Trust matured on February 17, 1998.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of 0.9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of 0.34% (annually at the beginning of the year) of net assets for Contract owners.

4. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2000 or lesser time period, if applicable. Total return calculations represent the one year total return and do not reflect the cost of insurance charge.


								      Intermediate           Long-Term
						   Money               Government            Corporate              Capital
						  Reserve                 Bond                 Bond                  Stock
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                  2,379                   526                   492                   498
  Unit Value                              $              32.94  $              51.47  $              57.67  $              98.15
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             78,351  $             27,076  $             28,373  $             48,839

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            5.29%                10.64%                 8.59%               -10.68%

		    1999
  Units                                                  2,781                   521                   447                   508
  Unit Value                              $              31.29  $              46.52  $              53.11  $             109.89
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,020  $             24,249  $             23,752  $             55,780

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.08%                -2.14%                -3.23%                30.45%

		    1998
  Units                                                  2,542                   462                   413                   564
  Unit Value                              $              30.06  $              47.54  $              54.88  $              84.24
					  --------------------- --------------------- -------------------------------------------
  Net Assets                              $             76,418  $             21,945  $             22,666  $             47,552

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.48%                 7.96%                 7.48%                14.52%

		    1997
  Units                                                  1,768                   380                   295                   524
  Unit Value                              $              28.77  $              44.03  $              51.06  $              73.56
					  --------------------- --------------------- -------------------------------------------
  Net Assets                              $             50,859  $             16,710  $             15,074  $             38,544

  Expenses as a percent of                                0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.50%                 7.44%                 7.82%                21.37%
  Total Return

		    1996

  Units                                                  1,605                   362                   227                   427
  Unit Value                              $              27.54  $              40.98  $              47.36  $              60.61
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             44,182  $             14,833  $             10,757  $             25,862

  Expenses as a percent of                                0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.39%                 1.68%                 1.84%                15.48%
  Total Return

4. UNIT VALUES (continued)


						  Growth               Multiple                High                 Natural
						   Stock               Strategy                Yield               Resources
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                    844                   689                   812                   197
  Unit Value                              $             101.94  $              49.82  $              29.02  $              13.81
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             86,010  $             34,310  $             23,570  $              2,726

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -7.22%                -5.77%                -5.99%                39.17%

		    1999
  Units                                                    792                   700                   873                   181
  Unit Value                              $             109.87  $              52.87  $              30.87  $               9.92
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             87,028  $             37,024  $             26,949  $              1,796

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           37.74%                19.13%                 4.63%                24.37%

		    1998
  Units                                                    793                   718                   959                   187
  Unit Value                              $              79.77  $              44.38  $              29.50  $               7.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             63,237  $             31,861  $             28,303  $              1,496

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           36.94%                 9.83%                -6.04%               -14.34%

		    1997
  Units                                                    732                   686                   782                   239
  Unit Value                              $              58.25  $              40.41  $              31.40  $               9.31
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             42,622  $             27,735  $             24,566  $              2,228

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           32.55%                18.09%                 9.74%               -11.77%

		    1996
  Units                                                    569                   596                   460                   212
  Unit Value                              $              43.95  $              34.21  $              28.62  $              10.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             24,991  $             20,376  $             13,166  $              2,240

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           18.48%                13.28%                11.30%                13.68%

4. UNIT VALUES (continued)

											    Utilities &          International
						  Global                                     Telecomm               Equity
						 Strategy              Balanced               Focus                 Focus
  (In thousands, except unit values)             Portfolio             Portfolio               Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                  1,571                   549                   172                   734
  Unit Value                              $              29.58  $              31.08  $              21.79  $              12.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             46,471  $             17,065  $              3,753  $              8,944

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -10.08%                -1.99%                -3.59%               -18.02%

		    1999
  Units                                                  1,539                   570                   172                   817
  Unit Value                              $              32.90  $              31.71  $              22.60  $              14.87
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             50,626  $             18,077  $              3,890  $             12,156

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           20.06%                 7.58%                11.62%                36.39%

		    1998
  Units                                                  1,605                   528                   154                   968
  Unit Value                              $              27.40  $              29.48  $              20.25  $              10.90
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             43,979  $             15,568  $              3,113  $             10,552

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            8.51%                12.43%                22.94%                 6.83%

		    1997
  Units                                                  1,556                   464                   117                 1,018
  Unit Value                              $              25.25  $              26.22  $              16.47  $              10.20
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             39,288  $             12,159  $              1,935  $             10,380

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           10.72%                15.88%                24.77%                -5.41%

		    1996
  Units                                                  1,229                   379                    87                   722
  Unit Value                              $              22.81  $              22.62  $              13.20  $              10.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             28,041  $              8,574  $              1,145  $              7,795

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           12.75%                 8.77%                11.94%                 5.65%

4. UNIT VALUES (continued)

						  Global                 Basic              Developing             Small Cap
						   Bond                  Value                Capital                Value
						   Focus                 Focus             Markets Focus             Focus
  (In thousands, except unit values)               Fund                  Fund                  Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                     64                 3,172                   479                   352
  Unit Value                              $              12.49  $              26.92  $               7.63  $              23.23
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                795  $             85,399  $              3,652  $              8,180

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -0.53%                11.64%               -29.33%                13.72%

		    1999
  Units                                                     84                 2,920                   493                   249
  Unit Value                              $              12.55  $              24.11  $              10.80  $              20.43
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,054  $             70,404  $              5,328  $              5,093

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -9.01%                20.03%                64.03%                32.94%

		    1998
  Units                                                    102                 2,681                   533                   249
  Unit Value                              $              13.80  $              20.09  $               6.58  $              15.37
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,403  $             53,861  $              3,508  $              3,820

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           11.61%                 8.46%               -30.02%                -7.34%

		    1997
  Units                                                     81                 2,205                   601                   214
  Unit Value                              $              12.36  $              18.52  $               9.41  $              16.58
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,006  $             40,837  $              5,656  $              3,551

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            1.03%                19.54%                -7.37%                10.72%

		    1996
  Units                                                     77                 1,249                   486                   111
  Unit Value                              $              12.24  $              15.49  $              10.15  $              14.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                939  $             19,346  $              4,934  $              1,667

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            7.04%                19.60%                 9.58%                -4.42%

4. UNIT VALUES (continued)

								       Balanced               Global              Mercury HW
						   Index                Capital               Growth             International
						   500                   Focus                 Focus               Value VIP
  (In thousands, except unit values)               Fund                  Fund                  Fund                Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                  2,013                    57                   533                   559
  Unit Value                              $              18.20  $              10.95  $              12.46  $              11.69
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             36,643  $                624  $              6,638  $              6,530

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -10.18%                 5.48%               -15.76%                 1.94%

		    1999
  Units                                                  1,583                    25                    52                   192
  Unit Value                              $              20.27  $              10.38  $              14.79  $              11.47
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $             32,092  $                255  $                769  $              2,201

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           19.41%                -2.50%                69.39%                15.84%

		    1998
  Units                                                    840         Division              Division              Division
  Unit Value                              $              16.97          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $             14,259

  Expenses as a percent of
    Average Net Assets                                    0.90%
  Total Return                                           27.12%

		    1997
  Units                                                    333         Division              Division              Division
  Unit Value                              $              13.35          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $              4,451

  Expenses as a percent of
    Average Net Assets                                    0.90%
  Total Return                                           32.84%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

4. UNIT VALUES (continued)

						  Mercury                                                             MFS
						 V.I. U.S.                                    Premier              Emerging
						 Large Cap              Quasar                Growth                Growth
  (In thousands, except unit values)               Fund                Portfolio             Portfolio              Series
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                    268                   159                 2,865                 1,495
  Unit Value                              $              10.03  $               9.55  $              21.09  $              22.04
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              2,685  $              1,518  $             60,428  $             32,952

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -16.70%                -6.93%               -17.33%               -20.33%

		    1999
  Units                                                    119                    50                 2,263                 1,128
  Unit Value                              $              12.04  $              10.26  $              25.51  $              27.67
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,437  $                512  $             57,725  $             31,207

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.91%                20.46%                31.12%                75.13%

		    1998
  Units                                          Division              Division                      1,271                   658
  Unit Value                                      was not               was not       $              19.46  $              15.80
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $             24,742  $             10,390

  Expenses as a percent of
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       46.64%                32.95%

		    1997
  Units                                          Division              Division                        455                   278
  Unit Value                                      was not               was not       $              13.27  $              11.88
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $              6,035  $              3,300

  Expenses as a percent of
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       34.01%                36.01%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

4. UNIT VALUES (continued)


						    MFS                   AIM                   AIM
						 Research             V.I. Value           V.I. Capital              1997
  (In thousands, except unit values)              Series                 Fund              Appreciation              Trust
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                  1,223                 2,121                   805         Division
  Unit Value                              $              17.03  $              17.97  $              16.87          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $             20,822  $             38,118  $             13,577

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           -5.70%               -15.41%               -11.71%

		    1999
  Units                                                    938                 1,592                   537         Division
  Unit Value                              $              18.06  $              21.24  $              19.11          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $             16,938  $             33,816  $             10,262

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.93%                28.73%                43.31%

		    1998
  Units                                                    657                   840                   312         Division
  Unit Value                              $              14.69  $              16.50  $              13.33          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $              9,656  $             13,865  $              4,155

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.28%                31.21%                18.23%

		    1997
  Units                                                    284                   278                   120         Division
  Unit Value                              $              12.01  $              12.58  $              11.28      matured during
					  --------------------- --------------------- ---------------------        the year
  Net Assets                              $              3,412  $              3,503  $              1,348

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           25.10%                28.42%                25.96%

		    1996
  Units                                          Division              Division              Division                         17
  Unit Value                                      was not               was not               was not       $              21.02
						 available             available             available      ---------------------
  Net Assets                                                                                                $                354

  Expenses as a percent of
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              3.83%

4. UNIT VALUES (continued)



						   1998                  1999                  2000                  2001
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                          Division              Division              Division                          7
  Unit Value                                      was not               was not           matured during    $              49.30
						 available             available             the year       ---------------------
  Net Assets                                                                                                $                331

  Expenses as a percent of
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              5.04%

		    1999
  Units                                          Division              Division                         31                     7
  Unit Value                                      was not           matured during    $              21.23  $              46.93
						 available             the year       --------------------- ---------------------
  Net Assets                                                                          $                658  $                321

  Expenses as a percent of
    Average Net Assets                                                                                1.24%                 1.24%
  Total Return                                                                                        3.22%                 1.77%

		    1998
  Units                                          Division                         55                    45                     7
  Unit Value                                  matured during    $              21.41  $              20.57  $              46.12
						 the year       --------------------- --------------------- ---------------------
  Net Assets                                                    $              1,177  $                926  $                321

  Expenses as a percent of
    Average Net Assets                                                          1.24%                 1.24%                 1.24%
  Total Return                                                                  4.55%                 5.73%                 6.77%

		    1997
  Units                                                     48                    60                    48                     7
  Unit Value                              $              20.94  $              20.47  $              19.45  $              43.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,009  $              1,222  $                936  $                298

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            4.39%                 4.87%                 5.51%                 6.16%

		    1996
  Units                                                     49                    59                    43                     4
  Unit Value                              $              20.06  $              19.52  $              18.44  $              40.68
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                976  $              1,161  $                796  $                164

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            3.41%                 2.72%                 1.87%                 1.05%

4. UNIT VALUES (continued)



						   2002                  2003                  2004                  2005
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                     43                     4                    75                    12
  Unit Value                              $              18.33                 80.41                 15.88  $              61.18
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                797                   342                 1,194                   751

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            6.58%                 9.08%                 9.95%                11.73%

		    1999
  Units                                                     39                     4                    73                    14
  Unit Value                              $              17.20  $              73.71  $              14.44  $              54.75
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                667  $                292  $              1,058  $                745

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -0.09%                -2.89%                -3.74%                -5.33%

		    1998
  Units                                                     44                     4                    83                    14
  Unit Value                              $              17.21  $              75.91  $              15.00  $              57.84
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                751  $                303  $              1,248  $                806

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            8.04%                 9.88%                10.31%                11.18%

		    1997
  Units                                                     45                     5                    92                    15
  Unit Value                              $              15.93  $              69.09  $              13.60  $              52.02
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                711  $                351  $              1,253  $                763

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            6.90%                 8.45%                 9.06%                10.11%

		    1996
  Units                                                     42                     3                    77                    15
  Unit Value                              $              14.90  $              63.70  $              12.47  $              47.25
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                620  $                211  $                955  $                709

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            0.32%                -0.80%                -1.21%                -1.91%

4. UNIT VALUES (continued)



						   2006                  2007                  2008                  2009
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                     10                     7                    17                     3
  Unit Value                              $              34.63                 37.48                 35.58  $              32.28
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                343                   254                   601                   106

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           13.64%                15.45%                17.26%                18.84%

		    1999
  Units                                                     10                     7                    18                     3
  Unit Value                              $              30.47  $              32.46  $              30.34  $              27.16
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                318  $                226  $                540  $                 89

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -7.14%                -8.49%                -9.99%               -10.93%

		    1998
  Units                                                     13                     7                    17                     3
  Unit Value                              $              32.81  $              35.48  $              33.71  $              30.50
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                421  $                251  $                573  $                 99

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           12.60%                13.39%                14.14%                14.58%

		    1997
  Units                                                     10                     6                    14                     3
  Unit Value                              $              29.14  $              31.29  $              29.53  $              26.62
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                297  $                181  $                419  $                 81

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           11.08%                11.95%                12.96%                13.80%

		    1996
  Units                                                      9                     1                     9                     4
  Unit Value                              $              26.24  $              27.95  $              26.14  $              23.39
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                235  $                 33  $                244  $                 90

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -2.46%                -3.13%                -3.74%                -4.38%

4. UNIT VALUES (continued)



						   2010                  2011                  2013                  2014
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		   2000
  Units                                                     16                     8                    21                   236
  Unit Value                              $              31.46                 26.53                 19.98  $              19.82
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                515                   204                   422                 4,678

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           20.47%                21.97%                24.31%                25.50%

		    1999
  Units                                                     17                     8                    20                   241
  Unit Value                              $              26.11  $              21.75  $              16.07  $              15.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                453  $                169  $                325  $              3,807

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                          -11.58%               -12.09%               -13.56%               -14.35%

		    1998
  Units                                                     26                     9                    19                   272
  Unit Value                              $              29.53  $              24.75  $              18.59  $              18.44
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                764  $                235  $                359  $              5,010

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.56%                14.38%                14.20%                13.88%

		    1997
  Units                                                     21                     8                    12                   229
  Unit Value                              $              25.78  $              21.64  $              16.28  $              16.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                542  $                169  $                203  $              3,711

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           14.64%                15.77%                18.22%                19.65%

		    1996
  Units                                                     25                    17                     9                   187
  Unit Value                              $              22.49  $              18.69  $              13.77  $              13.53
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                559  $                323  $                118  $              2,532

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -4.84%                -4.96%                -5.93%                -6.55%

4. UNIT VALUES (continued)



						   2019
  (In thousands, except unit values)               Trust
					  ---------------------
		   2000
  Units                                                     20
  Unit Value                              $              11.29
					  ---------------------
  Net Assets                              $                227

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                           28.66%

		    1999
  Units                                                     23
  Unit Value                              $               8.78
					  ---------------------
  Net Assets                              $                202

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                          -15.61%

		    1998
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

		    1997
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

		    1996
  Units                                          Division
  Unit Value                                      was not
						 available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

5. UNITS ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 2000, 1999 and 1998 were as follows:

								    Intermediate           Long-Term
						  Money              Government           Corporate             Capital
						 Reserve                Bond                 Bond                Stock
  (In thousands)                                 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                         1,768                  380                  295                  524
  Activity during 1998:
       Issued                                            9,052                  163                  222                  217
       Redeemed                                         (8,278)                 (81)                (104)                (177)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       2,542                  462                  413                  564
  Activity during 1999:
       Issued                                            7,488                  168                  352                  106
       Redeemed                                         (7,249)                (109)                (318)                (162)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       2,781                  521                  447                  508
  Activity during 2000:
       Issued                                            6,796                  171                  168                   66
       Redeemed                                         (7,198)                (166)                (123)                 (76)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                       2,379                  526                  492                  498
					    ===================  ===================  ===================  ===================


						  Growth              Multiple              High               Natural
						   Stock              Strategy              Yield               Resources
						 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                           732                  686                  782                  239
  Activity during 1998:
       Issued                                              210                  118                  371                  114
       Redeemed                                           (149)                 (86)                (194)                (166)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         793                  718                  959                  187
  Activity during 1999:
       Issued                                              225                  118                  179                  220
       Redeemed                                           (226)                (136)                (265)                (226)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         792                  700                  873                  181
  Activity during 2000:
       Issued                                              163                   84                  124                  642
       Redeemed                                           (111)                 (95)                (185)                (626)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                         844                  689                  812                  197
					    ===================  ===================  ===================  ===================

5. UNITS ISSUED AND REDEEMED (continued)

											  Utilities &         International
						  Global                                   Telecomm              Equity
						 Strategy             Balanced              Focus                Focus
  (In thousands)                                 Portfolio            Portfolio              Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                         1,556                  464                  117                1,018
  Activity during 1998:
       Issued                                              452                  110                  137                  537
       Redeemed                                           (403)                 (46)                (100)                (587)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                       1,605                  528                  154                  968
  Activity during 1999:
       Issued                                              346                  158                  115                  840
       Redeemed                                           (412)                (116)                 (97)                (991)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                       1,539                  570                  172                  817
  Activity during 2000:
       Issued                                              302                   88                  160                    8
       Redeemed                                           (270)                (109)                (160)                 (91)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                       1,571                  549                  172                  734
					    ===================  ===================  ===================  ===================


											  Developing
						  Global                Basic              Capitals             Small Cap
						   Bond                 Value               Markets               Value
						   Focus                Focus                Focus                Focus
						   Fund                 Fund                 Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                            81                2,205                  601                  214
  Activity during 1998:
       Issued                                               30                1,133                  199                  155
       Redeemed                                             (9)                (657)                (267)                (120)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         102                2,681                  533                  249
  Activity during 1999:
       Issued                                               88                1,112                  285                  168
       Redeemed                                           (106)                (873)                (325)                (168)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          84                2,920                  493                  249
  Activity during 2000:
       Issued                                                0                  957                  172                  218
       Redeemed                                            (20)                (705)                (186)                (115)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                          64                3,172                  479                  352
					    ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)

								      Balanced              Global             Mercury HW
						   Index               Capital              Growth            International
						    500                 Focus                Focus              Value VIP
  (In thousands)                                   Fund                 Fund                 Fund               Portfolio
					    -------------------  -------------------  -------------------  -------------------
       Outstanding at January 1, 1998                      333                    0                    0                    0
	   Activity during 1998:
		     Issued                                822                    0                    0                    0
		    Redeemed                              (315)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 1998                     840                    0                    0                    0
	   Activity during 1999:
		     Issued                              1,207                   38                  101                  552
		    Redeemed                              (464)                 (13)                 (49)                (360)
					    -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 1999                   1,583                   25                   52                  192
	   Activity during 2000:
		     Issued                                996                   37                  617                1,102
		    Redeemed                              (566)                  (5)                (136)                (735)
					    -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 2000                   2,013                   57                  533                  559
					    ===================  ===================  ===================  ===================


						  Mercury                                                          MFS
						 V.I. U.S.                                  Premier             Emerging
						 Large Cap             Quasar               Growth               Growth
						   Fund               Portfolio            Portfolio             Series
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             0                    0                  455                  278
  Activity during 1998:
       Issued                                                0                    0                1,196                  560
       Redeemed                                              0                    0                 (380)                (180)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                1,271                  658
  Activity during 1999:
       Issued                                              152                   50                1,829                  880
       Redeemed                                            (33)                   0                 (837)                (410)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         119                   50                2,263                1,128
  Activity during 2000:
       Issued                                              227                  257                1,828                1,183
       Redeemed                                            (78)                (148)              (1,226)                (816)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                         268                  159                2,865                1,495
					    ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)


						    MFS                  AIM                  AIM
						 Research            V.I. Value          V.I. Capital             1998
  (In thousands)                                  Series                Fund             Appreciation             Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                           284                  278                  120                   48
  Activity during 1998:
       Issued                                              480                  680                  263                    0
       Redeemed                                           (107)                (118)                 (71)                 (48)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         657                  840                  312                    0
  Activity during 1999:
       Issued                                              423                  990                  406                    0
       Redeemed                                           (142)                (238)                (181)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         938                1,592                  537                    0
  Activity during 2000:
       Issued                                              425                1,037                1,336                    0
       Redeemed                                           (140)                (508)              (1,068)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                       1,223                2,121                  805                    0
					    ===================  ===================  ===================  ===================


						   1999                 2000                 2001                 2002
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                            60                   48                    7                   45
  Activity during 1998:
       Issued                                                1                    4                    0                    0
       Redeemed                                             (6)                  (7)                   0                   (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          55                   45                    7                   44
  Activity during 1999:
       Issued                                                0                    8                    1                    5
       Redeemed                                            (55)                 (22)                  (1)                 (10)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                   31                    7                   39
  Activity during 2000:
       Issued                                                0                    0                    0                    6
       Redeemed                                              0                  (31)                   0                   (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           0                    0                    7                   43
					    ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)



						   2003                 2004                 2005                 2006
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             5                   92                   15                   10
  Activity during 1998:
       Issued                                                2                    7                    3                    3
       Redeemed                                             (3)                 (16)                  (4)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           4                   83                   14                   13
  Activity during 1999:
       Issued                                                0                    3                    1                    1
       Redeemed                                              0                  (13)                  (1)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           4                   73                   14                   10
  Activity during 2000:
       Issued                                                0                   14                    2                    1
       Redeemed                                              0                  (12)                  (4)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           4                   75                   12                   10
					    ===================  ===================  ===================  ===================


						   2007                 2008                 2009                 2010
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             6                   14                    3                   21
  Activity during 1998:
       Issued                                                2                    3                    1                   77
       Redeemed                                             (1)                   0                   (1)                 (72)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           7                   17                    3                   26
  Activity during 1999:
       Issued                                                2                    2                    2                  215
       Redeemed                                             (2)                  (1)                  (2)                (224)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           7                   18                    3                   17
  Activity during 2000:
       Issued                                                0                    1                    0                  268
       Redeemed                                              0                   (2)                   0                 (269)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           7                   17                    3                   16
					    ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)



						   2011                 2013                 2014                 2019
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             8                   12                  229                    0
  Activity during 1998:
       Issued                                                3                    7                   87                    0
       Redeemed                                             (2)                   0                  (44)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           9                   19                  272                    0
  Activity during 1999:
       Issued                                                0                    6                   45                   23
       Redeemed                                             (1)                  (5)                 (76)                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           8                   20                  241                   23
  Activity during 2000:
       Issued                                                0                    3                   16                   13
       Redeemed                                              0                   (2)                 (21)                 (16)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           8                   21                  236                   20
					    ===================  ===================  ===================  ===================


7. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 were as follows:


   (In thousands)
					 2000                                             Purchases               Sales
										   --------------------- ---------------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                                        $             59,173  $             73,660
    Intermediate Government Bond Portfolio                                                        5,611                 4,018
    Long-Term Corporate Bond Portfolio                                                            6,181                 2,235
    Capital Stock Portfolio                                                                      16,623                 4,444
    Growth Stock Portfolio                                                                       32,469                 5,530
    Multiple Strategy Portfolio                                                                   8,605                 3,659
    High Yield Portfolio                                                                          4,376                 3,865
    Natural Resources Portfolio                                                                   7,804                 7,537
    Global Strategy Portfolio                                                                    12,252                 4,706
    Balanced Portfolio                                                                            3,434                 2,200

   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                                                    4,867                 3,404
     International Equity Focus Fund                                                                552                 1,215
     Global Bond Focus Fund                                                                          39                   254
     Basic Value Focus Fund                                                                      20,062                 5,636
     Developing Capital Markets Focus Fund                                                          936                   899
     Small Cap Value Focus Fund                                                                   6,083                 1,987
     Index 500 Fund                                                                              10,767                 2,054
     Balanced Capital Focus Fund                                                                    405                    45
     Global Growth Focus Fund                                                                     8,609                 1,187

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                                                 10,816                 6,682

   Investments in Mercury V.I. Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund                                                              2,515                   729

   Investments in Alliance Variable Products Series Fund, inc.:
    Quasar Portfolio                                                                              2,332                 1,209
    Premier Growth Portfolio                                                                     30,475                12,436

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                                                   24,314                12,426
    MFS Research Series                                                                           7,152                   740

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                                                          16,686                 4,501
    AIM V.I. Capital Appreciation Fund                                                           21,166                14,951

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2000 Trust                                                                                       0                   661
     2001 Trust                                                                                       4                    13
     2002 Trust                                                                                     103                    27
     2003 Trust                                                                                      31                    11
     2004 Trust                                                                                     136                   115
     2005 Trust                                                                                      68                   148
     2006 Trust                                                                                       1                    22
     2007 Trust                                                                                       0                     9
     2008 Trust                                                                                      47                    76
     2009 Trust                                                                                       2                     3
     2010 Trust                                                                                   7,568                 7,622
     2011 Trust                                                                                       3                     6
     2013 Trust                                                                                      55                    45
     2014 Trust                                                                                     270                   390
     2019 Trust                                                                                      43                    75
										   --------------------- ---------------------
										   $            332,635  $            191,432
										   ===================== =====================




















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2000 and 1999, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

NEW YORK, NEW YORK
February 27, 2001






MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                          2000                 1999
------                                                                     -------------       --------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 2000 - $2,050,333; 1999 - $2,228,921)                  $   2,012,016       $    2,138,335
 Equity securities, at estimated fair value
   (cost: 2000 - $229,045; 1999 - $214,153)                                      215,030              186,575
 Trading account securities, at estimated fair value                              24,859               22,212
 Real estate held-for-sale                                                        19,447               20,072
 Policy loans on insurance contracts                                           1,193,690            1,159,163
                                                                           -------------       --------------
   Total Investments                                                           3,465,042            3,526,357


CASH AND CASH EQUIVALENTS                                                         92,730               92,181
ACCRUED INVESTMENT INCOME                                                         71,001               73,167
DEFERRED POLICY ACQUISITION COSTS                                                494,088              475,915
FEDERAL INCOME TAXES - DEFERRED                                                   10,902               37,383
REINSURANCE RECEIVABLES                                                            3,090                4,194
AFFILIATED RECEIVABLES - NET                                                         667                  287
RECEIVABLES FROM SECURITIES SOLD                                                   2,578                  566
OTHER ASSETS                                                                      40,614               47,437
SEPARATE ACCOUNTS ASSETS                                                      12,362,798           12,860,562

                                                                          --------------       --------------
TOTAL ASSETS                                                              $   16,543,510       $   17,118,049
                                                                          ==============       ==============










See accompanying notes to financial statements.







LIABILITIES AND STOCKHOLDER'S EQUITY                                            2000                1999
------------------------------------                                       -------------       --------------
LIABILITIES:
 POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                         $   3,421,873       $    3,587,867
   Claims and claims settlement expenses                                          85,673               85,696
                                                                           --------------      ---------------
    Total policyholder liabilities and accruals                                3,507,546            3,673,563

 OTHER POLICYHOLDER FUNDS                                                         17,678               25,095
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          10,250               14,889
 FEDERAL INCOME TAXES - CURRENT                                                    5,134               12,806
 PAYABLES FOR SECURITIES PURCHASED                                                 1,328                  339
 UNEARNED POLICY CHARGE REVENUE                                                  101,182               77,663
 OTHER LIABILITIES                                                                32,074               25,868
 SEPARATE ACCOUNTS LIABILITIES                                                12,356,035           12,853,960
                                                                          ---------------      ---------------
    Total Liabilities                                                         16,031,227           16,684,183
                                                                          ---------------      ---------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares; issued and
  outstanding: 250,000 shares)                                                     2,500                2,500
 Additional paid-in capital                                                      347,324              347,324
 Retained earnings                                                               194,808              134,127
 Accumulated other comprehensive loss                                            (32,349)             (50,085)
                                                                          ---------------      ---------------
    Total Stockholder's Equity                                                   512,283              433,866
                                                                          ---------------      ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                $   16,543,510       $   17,118,049
                                                                          ===============      ===============


MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000            1999            1998
                                                                              -----------     ------------     ------------
REVENUES:
 Policy charge revenue                                                        $   268,252     $   233,029      $   197,662
 Net investment income                                                            239,173         253,835          272,038
 Net realized investment gains                                                         59           8,875           12,460
                                                                              -----------     ------------     ------------
     Total Revenues                                                               507,484         495,739          482,160
                                                                              -----------     ------------     ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                             164,216         175,839          195,676
 Market value adjustment expense                                                      481           2,400            5,528
 Policy benefits (net of reinsurance recoveries: 2000 - $14,594;
   1999 - $14,175; 1998 - $9,761)                                                  21,616          32,983           31,891
 Reinsurance premium ceded                                                         23,913          21,691           19,972
 Amortization of deferred policy acquisition costs                                 53,523          65,607           44,835
 Insurance expenses and taxes                                                      57,592          53,377           51,735
                                                                              -----------     ------------     ------------
     Total Benefits and Expenses                                                  321,341         351,897          349,637
                                                                              -----------     ------------     ------------
     Earnings Before Federal Income Tax Provision                                 186,143         143,842          132,523

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                           43,531          48,846           40,535
 Deferred                                                                          16,931          (1,135)            (773)
                                                                              -----------     ------------     ------------
     Total Federal Income Tax Provision                                            60,462          47,711           39,762
                                                                              -----------     ------------     ------------

NET EARNINGS                                                                  $   125,681     $    96,131      $    92,761
                                                                              ===========     ============     ============










See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000           1999              1998
                                                                              -----------     -----------      -----------
NET EARNINGS                                                                  $  125,681      $   96,131       $   92,761
                                                                              -----------     -----------      -----------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period                64,027        (143,202)         (31,718)
   Reclassification adjustment for (gains) losses included in net earnings           428          (8,347)         (15,932)
                                                                              -----------     -----------      -----------
    Net unrealized gains (losses) on investment securities                        64,455        (151,549)         (47,650)

   Adjustments for:
              Policyholder liabilities                                           (13,859)         31,959           14,483
              Deferred policy acquisition costs                                  (23,310)         42,890            5,129
              Deferred federal income taxes                                       (9,550)         26,845            9,813
                                                                              -----------     -----------      -----------
 Total other comprehensive income (loss), net of tax                              17,736         (49,855)         (18,225)
                                                                              -----------     -----------      -----------
COMPREHENSIVE INCOME                                                          $  143,417      $   46,276       $   74,536
                                                                              ===========     ===========      ===========





















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                              Additional                              other              Total
                                              Common           paid-in           Retained         comprehensive      stockholder's
                                              stock            capital           earnings         income (loss)         equity
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, JANUARY 1, 1998                    $   2,000         $  347,324        $  80,735         $     17,995       $    448,054

 Net earnings                                                                      92,761                                  92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1998                      2,000            347,324          173,496                 (230)           522,590

 Stock dividend paid to parent
   ($10 par value, 50,000 shares)                 500                                (500)                                      -
 Cash dividend paid to parent                                                    (135,000)                               (135,000)
 Net earnings                                                                      96,131                                  96,131
 Other comprehensive loss, net of tax                                                                  (49,855)           (49,855)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1999                      2,500            347,324          134,127              (50,085)           433,866

 Cash dividend paid to parent                                                     (65,000)                                (65,000)
 Net earnings                                                                     125,681                                 125,681
 Other comprehensive income, net of tax                                                                 17,736             17,736
                                            ----------        ----------       -----------       --------------      -------------
BALANCE, DECEMBER 31, 2000                  $   2,500         $  347,324       $  194,808        $     (32,349)      $    512,283
                                            ==========        ==========       ===========       ==============      =============

















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                           2000                 1999                 1998
                                                                       -----------          -----------          -----------
Cash Flows From Operating Activities:
 Net earnings                                                          $  125,681           $   96,131           $   92,761
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                       53,523               65,607               44,835
   Capitalization of policy acquisition costs                             (95,006)             (92,992)             (80,241)
   Accretion of investments                                                (1,338)              (1,649)              (5,350)
   Interest credited to policyholders' account balances                   164,216              175,839              195,676
   Provision (benefit) for deferred Federal income tax                     16,931               (1,135)                (773)
 (Increase) decrease in operating assets:
   Trading account securities                                                (372)                (154)                (287)
   Accrued investment income                                                2,166                  292                4,765
   Affiliated receivables                                                    (380)                (287)                 166
   Other                                                                    7,931               (2,230)               1,565
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                      (23)              21,771               13,351
   Other policyholder funds                                                (7,417)               4,293               (6,358)
   Liability for guaranty fund assessments                                 (4,639)               1,025               (1,510)
   Federal income taxes - current                                          (7,672)              (3,034)              (8,598)
   Affiliated payables                                                          -                 (822)                 822
   Unearned policy charge revenue                                          23,519               22,428               23,133
   Other                                                                    6,206                1,595                1,941
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                         (60)              (8,892)             (12,460)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by operating activities        283,266              277,786              263,438
                                                                       -----------          -----------          -----------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                  143,373              595,836              893,619
  Maturities of available-for-sale securities                             260,953              378,914              451,759
  Purchases of available-for-sale securities                             (243,292)            (748,436)          (1,028,086)
  Sales of real estate held-for-sale                                        1,375               13,282               14,135
  Policy loans on insurance contracts                                     (34,527)             (19,707)             (21,317)
  Recapture of investment in separate accounts                                665               12,267                    -
  Investment in separate accounts                                          (2,195)              (5,381)             (12,000)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by investing activities        126,352              226,775              298,110
                                                                       -----------          -----------          -----------





See accompanying notes to financial statements.                    (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Continued) (Dollars in thousands)

                                                                            2000                1999                 1998
                                                                        ------------        -------------       -------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                              $   (65,000)        $   (135,000)        $         -
  Policyholder deposits                                                   1,469,839            1,196,120           1,042,509
  Policyholder withdrawals (including transfers to/from separate         (1,813,908)          (1,568,877)         (1,595,068)
   accounts)                                                            ------------        -------------        ------------

   Net cash and cash equivalents used by financing activities              (409,069)            (507,757)           (552,559)
                                                                        ------------        -------------        ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                            549               (3,196)              8,989

CASH AND CASH EQUIVALENTS
 Beginning of year                                                           92,181               95,377              86,388
                                                                        ------------        -------------        ------------
 End of year                                                            $    92,730         $     92,181         $    95,377
                                                                        ============        =============        ============
Supplementary Disclosure of Cash Flow
Information:
 Cash paid to affiliates for:
   Federal Federal income taxes                                            $ 51,203             $ 51,880             $ 49,133
   Intercompany Interest                                                        850                  688                  860























See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,
Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, withdrawal charges, and annual contract maintenance charges.

  Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, withdrawal charges, and amortization of front-end and deferred sales charges.

  Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                   2000              1999              1998
                                ----------        ----------        ----------
  Beginning balance             $ 102,074         $ 101,793         $ 102,252
  Capitalized amounts              10,891            11,759             6,085
  Interest accrued                  7,656             7,634             7,669
  Amortization                    (15,118)          (19,112)          (14,213)
                                ----------        ----------        ----------
  Ending balance                $ 105,503         $ 102,074         $ 101,793
                                ==========        ==========        ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2001        $5,741
                    2002        $5,438
                    2003        $5,471
                    2004        $5,844
                    2005        $6,179

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2000 and 1999, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,763 and $6,602, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products        4.00% - 4.85%
  Interest-sensitive deferred annuities   4.00% - 8.07%
  Immediate annuities                     3.00% - 11.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported those claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting treatment for changes in fair value of derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined in SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of derivatives will be recorded in earnings. The adoption of SFAS No. 133 will not have a material impact on the Company's financial position or results of operations.

  During 2000, the Company early adopted the provisions of Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). EITF 99-20 requires the Company to write-down certain asset-backed securities to fair value through earnings if:

    1. the estimated cash flows of the asset-backed security have decreased since the last estimate was made (other than as a result of interest rate resets), and
    2.  the fair value is less than amortized cost

  During 2000, the Company recorded investment write-downs of $750 due to the adoption of EITF 99-20.


 NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

  Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                    2000           1999
    Assets:                                      -----------    ------------
    Fixed maturity securities (1)               $ 2,012,016    $  2,138,335
    Equity securities (1), (2)                      215,030         186,575
    Trading account securities (1)                   24,859          22,212
    Policy loans on insurance contracts (3)       1,193,690       1,159,163
    Cash and cash equivalents (4)                    92,730          92,181
    Separate Accounts assets (5)                 12,362,798      12,860,562
                                                -----------    ------------
   Total financial instruments                  $15,901,123    $ 16,459,028
                                                ===========    ============

  (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value, having an amortized cost of $404,710 and $440,947, had an estimated fair value of $395,134 and $417,710, respectively.

  (2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 2000 and 1999, the Company's limited partnership investments were $10,413 and $10,427, respectively.

  (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3.  INVESTMENTS

  The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                     2000
                                          ---------------------------------------------------------
                                             Cost /          Gross         Gross         Estimated
                                           Amortized       Unrealized    Unrealized        Fair
                                             Cost            Gains         Losses          Value
                                          ------------    ------------   -----------   -------------
   Fixed maturity securities:
   Corporate debt securities              $ 1,765,321     $    14,566    $   50,489    $  1,729,398
   Mortgage-backed securities                  96,815           2,609            73          99,351
   U.S. Government and agencies               147,648             721         3,227         145,142
   Foreign governments                         24,451             115         2,870          21,696
   Municipals                                  16,098             339             8          16,429
                                          ------------    ------------   -----------   -------------
      Total fixed maturity securities     $ 2,050,333     $    18,350    $   56,667    $  2,012,016
                                          ============    ============   ===========   =============

  Equity securities:
   Non-redeemable preferred stocks        $   218,632     $       501    $   14,516    $    204,617
   Limited partnerships                        10,413               -             -          10,413
                                          ------------    ------------   -----------   -------------
      Total equity securities             $   229,045     $       501    $   14,516    $    215,030
                                          ============    ============   ===========   =============

                                                                     1999
                                          ----------------------------------------------------------
                                              Cost /         Gross         Gross         Estimated
                                            Amortized      Unrealized    Unrealized        Fair
                                              Cost           Gains         Losses          Value
                                          ------------     -----------   -----------   -------------
  Fixed maturity securities:
   Corporate debt securities              $ 1,912,965      $    8,778    $   85,108    $  1,836,635
   Mortgage-backed securities                 119,195           1,760         1,036         119,919
   U.S. Government and agencies               149,835             408        12,306         137,937
   Foreign governments                         25,290              61         2,969          22,382
   Municipals                                  21,636             152           326          21,462
                                          ------------     -----------   -----------   -------------
      Total fixed maturity securities     $ 2,228,921      $   11,159    $  101,745    $  2,138,335
                                          ============     ===========   ===========   =============
  Equity securities:
   Non-redeemable preferred stocks        $   203,726      $       43    $   27,621    $    176,148
   Limited partnerships                        10,427               -             -          10,427
                                          ------------     -----------   -----------   -------------
      Total equity securities             $   214,153      $       43    $   27,621    $    186,575
                                          ============     ===========   ===========   =============




  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                    Cost             Value
   Fixed maturity securities:                   -------------     ------------
    Due in one year or less                     $    217,599      $   217,701
    Due after one year through five years            867,092          863,751
    Due after five years through ten years           531,916          513,837
    Due after ten years                              336,911          317,376
                                                -------------     ------------
                                                   1,953,518        1,912,665
    Mortgage-backed securities                        96,815           99,351
                                                -------------     ------------
     Total fixed maturity securities            $  2,050,333      $ 2,012,016
                                                =============     ============

  Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by rating agency equivalent were:

                                                               Estimated
                                            Amortized            Fair
                                              Cost               Value
                                           ------------      -------------
   AAA                                     $   366,901        $   366,405
   AA                                          176,230            172,619
   A                                           624,425            617,231
   BBB                                         778,874            759,050
   Non-investment grade                        103,903             96,711
                                           ------------      -------------
     Total fixed maturity securities       $ 2,050,333        $ 2,012,016
                                           ============      =============

  The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                    2000              1999
                                                -----------       -----------
   Assets:
    Fixed maturity securities                   $  (38,317)       $  (90,586)
    Equity securities                              (14,015)          (27,578)
    Deferred policy acquisition costs               19,257            42,567
    Federal income taxes - deferred                 17,419            26,969
    Other assets                                         -                (4)
    Separate Accounts assets                          (353)            1,028
                                                -----------       -----------
                                                   (16,009)          (47,604)
                                                -----------       -----------
   Liabilities:
    Policyholders' account balances                 16,340             2,481
                                                -----------       -----------
   Stockholder's equity:
    Accumulated other comprehensive loss        $  (32,349)       $  (50,085)
                                                ===========       ===========

  The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,614, $3,112 and $932 at December 31, 2000, 1999 and 1998, respectively.

  Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
  December 31 were:

                                           2000          1999         1998
                                        -----------   -----------  -----------
   Proceeds                             $  143,373    $  595,836   $  893,619
   Gross realized investment gains           1,342        12,196       20,232
   Gross realized investment losses          4,319        15,936       17,429


  The Company had hadinvestment securities with a carrying value of $25,118 and $24,697 held on depositthat were deposited with insurance regulatory authorities at December 31, 2000 and 1999, respectively.

  Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

  Net investment income arose from the following sources for the years ended December 31:

                                            2000          1999         1998
                                         ----------    ----------   ----------
   Fixed maturity securities             $ 155,664     $ 170,376    $ 202,313
   Equity securities                        17,011        16,670        9,101
   Real estate held -for- sale               3,375         3,792        2,264
   Policy loans on insurance contracts      61,411        60,445       59,236
   Cash and cash equivalents                 7,504         7,955        4,045
   Other                                        35            88          761
                                         ----------    ----------   ----------
   Gross investment income                 245,000       259,326      277,720
   Less investment expenses                 (5,827)       (5,491)      (5,682)
                                         ----------    ----------   ----------
   Net investment income                 $ 239,173     $ 253,835    $ 272,038
                                         ==========    ==========   ==========

  Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                        2000        1999        1998
                                     ----------   ---------   ---------

   Fixed maturity securities         $  (1,531)   $ (3,721)   $  2,617
   Equity securities                    (1,446)        (19)        186
   Trading account securities            2,275       4,778       1,368
   Investment in Separate Accounts          12         460           -
   Real estate held-for-sale               750       7,394       8,290
   Cash and cash equivalents                (1)        (17)         (1)
                                     ----------   ---------   ---------
   Net realized investment gains     $      59    $  8,875    $ 12,460
                                     ==========   =========   =========

 NOTE 4.   FEDERAL INCOME TAXES

  The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               2000        1999        1998
   Provision for income taxes computed       ---------   ---------   ---------
     at Federal Statutory rate               $ 65,150    $ 50,345    $ 46,383

   Decrease in income taxes resulting from:
     Dividend received deduction               (1,758)     (1,594)     (3,664)
     Foreign tax credit                        (2,930)     (1,040)     (2,957)
                                             ---------   ---------   ---------
   Federal income tax provision              $ 60,462    $ 47,711    $ 39,762
                                             =========   =========   =========

  The Federal statutory rate for each of the three years in the period ended December 31, 2000 was 35%.

  The Company provides for deferred income taxes resulting from temporary differences which that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               2000        1999         1998
                                            ---------   ----------   ---------
   Deferred policy acquisition costs        $ 13,254    $   8,822    $ 11,062
   Policyholders' account balances             2,589       (9,635)    (10,950)
   Liability for guaranty fund assessments     1,624         (359)        529
   Investment adjustments                       (536)         (27)     (1,350)
   Other                                           -           64         (64)
                                            ---------    ---------   ---------
   Deferred Federal income tax benefit      $ 16,931     $ (1,135)   $   (773)
                                            =========    =========   =========

  Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                       2000           1999
   Deferred tax assets:                             ---------      ---------
    Policyholders' account balances                 $ 113,178      $ 115,767
    Investment adjustments                              2,514          1,978
    Liability for guaranty fund assessments             3,587          5,211
    Net unrealized investment loss on
      investment securities                            17,419         26,969
                                                    ---------      ---------
       Total deferred tax assets                      136,698        149,925
                                                    ---------      ---------
   Deferred tax liabilities:
    Deferred policy acquisition costs                 121,808         108,554
    Other                                               3,988           3,988
                                                    ---------       ---------
      Total deferred tax liabilities                  125,796         112,542
                                                    ---------       ---------
      Net deferred tax asset                        $  10,902       $  37,383
                                                    =========       =========

  The Company anticipates that all deferred tax assets will be realized,; therefore no valuation allowance has been provided.

 NOTE 5.   REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

  Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $571 that can be drawn upon for delinquent reinsurance recoverables.

  As of December 31, 2000 the Company had the following life insurance inforce:

                                                                                          Percentage
                                             Ceded to         Assumed                     of amount
                                Gross          other         from other       Net         assumed to
                                amount       Companies       companies      amount            Net
                             -----------    -----------     -----------   -----------    ------------
   Life insurance
       in force              $15,117,055    $ 4,278,644     $   1,513     $10,839,924          0.01%

  The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

 NOTE 6.   RELATED PARTY TRANSACTIONS

  The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $47,732, $43,410 and $43,179 for the years ended December 31, 2000, 1999 and 1998, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $850, $688 and $860 for 2000, 1999 and 1998, respectively. Intercompany interest is included in net investment income.

  The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $2,042, $1,823 and $1,915 for 2000, 1999 and 1998, respectively.

  MLIG has entered into agreements with MLIM and Hotchkis & Wiley ("H&W"), a division of MLIM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $23,269, $21,630 and $20,289 during 2000, 1999 and 1998, respectively. Revenue attributable to these agreements is included in policy charge revenue.

  The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $94,841, $88,955 and $79,117 for 2000, 1999 and 1998, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

  Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

  During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The Company paid no cash or stock dividends in 1998.

  At December 31, 2000 and 1999, approximately $25,020 and $26,518, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2000 and 1999, were $252,704 and $267,679, respectively.

  Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 2000, 1999 and 1998 was $49,533, $106,266 and $55,813, respectively.

  The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2000 and 1999, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

  On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification will result in an $11,062 increase in statutory surplus.

 NOTE 8.   COMMITMENTS AND CONTINGENCIES

  State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2000 and 1999, the Company has established an estimated liability for future guaranty fund assessments of $10,250 and $14,889, respectively. The Company regularly monitors public information regarding insurer insolvencies and will adjusts its estimated liability whenas appropriate.

  In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

  During 2000, the Company committed to participate in a limited partnership. As of December 31, 2000, $1,400 has been advanced towards the Company's $10,000 commitment to the limited partnership.

 NOTE 9.     SEGMENT INFORMATION

  In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

  The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's contract owners. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

  The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

  The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support contract owner liabilities.

  The following table summarizes each business segment's contribution to the consolidated amounts:

                                                  Life
  2000                                          Insurance       Annuities        Other            Total
 ------                                        -----------     -----------     ----------    -------------
  Net interest spread (a)                      $   38,265      $   27,199      $   9,493     $     74,957
  Other revenues                                  107,030         160,955            326          268,311
                                               -----------     -----------     ----------    -------------
  Net revenues                                    145,295         188,154          9,819          343,268
                                               -----------     -----------     ----------    -------------
  Policy benefits                                  20,371           1,245              -           21,616
  Reinsurance premium ceded                        23,913               -              -           23,913
  Amortization of deferred policy
    acquisition costs                               5,025          48,498              -           53,523
  Other non-interest expenses                      16,656          41,417              -           58,073
                                               -----------     -----------     ----------    -------------
  Total non-interest expenses                      65,965          91,160              -          157,125
                                               -----------     -----------     ----------    -------------
  Net earnings before Federal income
      Tax provision                                79,330          96,994          9,819          186,143
  Income tax expense                               26,362          30,663          3,437           60,462
                                               -----------     -----------     ----------    -------------
  Net earnings                                 $   52,968      $   66,331      $   6,382     $    125,681
                                               ===========     ===========     ==========    =============
  Balance Sheet Information:

  Total assets                                 $ 6,175,339     $10,285,993     $  82,178     $  16,543,510
  Deferred policy acquisition costs                277,408         216,680             -           494,088
  Policyholder liabilities and accruals          2,133,700       1,373,846             -         3,507,546
  Other policyholder funds                          11,243           6,435             -            17,678

                                                  Life
  1999                                          Insurance       Annuities         Other           Total
 ------                                        -----------     -----------     ----------     ------------
  Net interest spread (a)                      $   36,805      $   31,098      $  10,093      $    77,996
  Other revenues                                   94,821         140,541          6,542          241,904
                                               -----------     -----------     ----------     ------------
  Net revenues                                    131,626         171,639         16,635          319,900
                                               -----------     -----------     ----------     ------------
  Policy benefits                                  16,569          16,414              -           32,983
  Reinsurance premium ceded                        21,691               -              -           21,691
  Amortization of deferred policy
     acquisition costs                             22,464          43,143              -           65,607
  Other non-interest expenses                      16,728          39,049              -           55,777
                                               -----------     -----------     ----------     ------------
  Total non-interest expenses                      77,452          98,606              -          176,058
                                               -----------     -----------     ----------     ------------
  Net earnings before Federal
      income tax provision                         54,174          73,033         16,635          143,842
  Income tax expense                               18,442          23,447          5,822           47,711
                                               -----------     -----------     ----------     ------------
  Net earnings                                 $   35,732      $   49,586      $  10,813      $    96,131
                                               ===========     ===========     ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,492,686     $ 10,523,453    $ 101,910      $ 17,118,049
  Deferred policy acquisition costs                251,017          224,898            -           475,915
  Policyholder liabilities and accruals          2,150,671        1,522,892            -         3,673,563
  Other policyholder funds                          18,345            6,750            -            25,095

                                                   Life
  1998                                          Insurance       Annuities         Other           Total
 ------                                        ------------    ------------    ----------     ------------
  Net interest spread (a)                      $    35,228     $    32,765     $   8,369      $    76,362
  Other revenues                                    84,836         124,864           422          210,122
                                               ------------    ------------    ----------     ------------
  Net revenues                                     120,064         157,629         8,791          286,484
                                               ------------    ------------    ----------     ------------
  Policy benefits                                   18,397          13,494             -           31,891
  Reinsurance premium ceded                         19,972               -             -           19,972
  Amortization of deferred policy
     acquisition costs                              13,040          31,795             -           44,835
  Other non-interest expenses                       18,030          39,233             -           57,263
                                               ------------    ------------    ----------     ------------
  Total non-interest expenses                       69,439          84,522             -          153,961
                                               ------------    ------------    ----------     ------------
  Net earnings before Federal
      income tax provision                          50,625          73,107         8,791          132,523
  Income tax expense                                16,033          20,653         3,076           39,762
                                               ------------    ------------    ----------     ------------
  Net earnings                                 $    34,592     $    52,454     $   5,715      $    92,761
                                               ============    ============    ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,069,649     $ 8,885,981     $  148,465     $ 15,104,095
  Deferred policy acquisition costs                207,713         197,927              -          405,640
  Policyholder liabilities and accruals          2,186,001       1,694,668              -        3,880,669
  Other policyholder funds                          16,033           4,769              -           20,802


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 2000, 1999 and 1998:

                                           2000          1999           1998
  Life Insurance                        ----------    ----------    ----------
    Variable life insurance             $ 116,664     $ 104,036     $  91,806
    Interest-sensitive life insurance      28,631        27,590        28,258
                                        ----------    ----------    ----------
      Total Life Insurance                145,295       131,626       120,064
                                        ----------    ----------    ----------
  Annuities
    Variable annuities                    154,200       130,039       105,545
    Interest-sensitive annuities           33,954        41,600        52,084
                                        ----------    ----------    ----------
      Total Annuities                     188,154       171,639       157,629
                                        ----------    ----------    ----------
  Other                                     9,819        16,635         8,791
                                        ----------    ----------    ----------
  Total                                 $ 343,268     $ 319,900     $ 286,484
                                        ==========    ==========    ==========
  * * * * *

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     The Insurance Company's By-Laws provide, in Article VI, Section 1, 2, 3 and 4, as follows:

     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

ARKANSAS BUSINESS CORPORATION LAW

     In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

     Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS


                              AS OF MARCH 1, 2001


                                   DIRECTORS

                                John L. Steffens
                               E. Stanley O'Neal

                               Thomas H. Patrick

                               George A. Schieren

                                    OFFICERS

John L. Steffens                   Chairman of the Board and Chief
                                   Executive Officer
George A. Schieren                 General Counsel
John C. Stomber                    Treasurer
Andrea L. Dulberg                  Secretary

                           EXECUTIVE VICE PRESIDENTS


Thomas W. Davis                    E. Stanley O'Neal
Barry S. Friedberg                 Thomas H. Patrick
Edward L. Goldberg                 Winthrop H. Smith, Jr.
Jerome P. Kenney


                             SENIOR VICE PRESIDENTS


                                 Harry P. Allex
                                Daniel H. Bayly
                              Rosemary T. Berkery
                             Michael J. Castellano
                                Michael R. Cowan
                                Richard A. Dunn
                             Ahmass L. Fakahany(1)
                               Donald N. Gershuny
                                Mark B. Goldfus
                                 Allen N. Jones
                                  Theresa Lang
                               Michael J.P. Marks
                                G. Kelly Martin
                                Robert J. McCann
                                John T. McGowan
                               Andrew J. Melnick
                             Athanassios N. Michas
                                Joseph H. Moglia
                               Carlos M. Morales
                                 Hisashi Moriya
                              Thomas O. Muller III
                                    John Qua
                               George A. Schieren
                                 James F. Shoaf
                                John C. Stomber
                                G. Stephen Thoma
                                Arthur L. Thomas
                                Anthony J. Vespa
                                 Kevan V. Watts
                             Madeline A. Weinstein
                                 Joseph T. Willet


---------------

(1) Mr. Fakahany is also Chief Financial Officer.

                             FIRST VICE PRESIDENTS


Matthias B. Bowman
Dominic A. Carone(2)
Richard M. Drew
Harry J. Ferguson
Richard K. Gordon
Brian C. Henderson
Michael Koeneke
Jack Levy
Frank M. Macioce, Jr.
Donald N. Malawsky
Barry J. Mandel
Lawrence W. Roberts
Eric M. Rosenberg
Stanley Schaefer
Barry G. Skolnick
Arthur H. Sobel
Kenneth S. Spirer
John B. Sprung
Nathan C. Thorne
James R. Vallone

VICE PRESIDENTS
Leonard E. Accardo
Joseph A. Boccuzzi
Robert G. Dieckmann
Freddy Enriquez
Edward J. Gallagher, Jr.
Scott C. Harrison
Peter C. Lee
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith

ASSISTANT VICE PRESIDENTS

Gregory R. Krolikowski
Edward A. Mallaney

ASSISTANT SECRETARIES

Darryl W. Colletti
Lawrence M. Egan, Jr.
Margaret E. Nelson


------------------

(2) Mr. Carone is also the Controller.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The Prospectus consisting of 113 pages.


     Undertaking to file reports.

     Rule 484 Undertaking.

     Representation Pursuant to Section 26(e).

     The signatures.

     Written Consents of the Following Persons:

        (a) Barry G. Skolnick, Esq.


        (b) Deborah J. Adler, FSA, MAAA


        (c) Sutherland Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors

     The following exhibits:


1.A.(1)         Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Separate Account
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                April 29, 1997)
    (2)         Not applicable
    (3)(a)      Distribution Agreement between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 8 to Form S-6 Registration No.
                33-55472 Filed April 29, 1997)
        (b)     Amended Sales Agreement between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency Inc. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 8 to
                Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (c)     Schedules of Sales Commissions. See Exhibit A(3)(b)
        (d)     Indemnity Agreement between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency, Inc. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 8 to
                Form S-6 Registration No. 33-55472 Filed April 29, 1997)
    (4)         Not applicable
    (5)(a) (1)  Flexible Premium Variable Life Insurance Policy
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                April 29, 1997)
             (2) Flexible Premium Joint and Last Survivor Variable Life
                Insurance Policy (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 6 to Form S-6 Registration No.
                33-41829 Filed April 29, 1997)
        (b) (1) Backdating Endorsement (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 6 to Form S-6
                Registration No. 33-41829 Filed April 29, 1997)
    (2)(a)      Guarantee of Insurability Rider for Flexible Premium
                Variable Life Insurance Policy (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 6 to Form S-6
                Registration No. 33-41829 Filed April 29, 1997)

        (b)        Guarantee of Insurability Rider for Flexible Premium Joint and Last Survivor Variable Life
                   Insurance Policy (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to
                   Form S-6 Registration No. 33-41829 Filed April 29, 1997)
    (3)(a)         Single Premium Immediate Annuity Rider for Flexible Premium Variable Life Insurance Policy
                   (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6
                   Registration No. 33-41829 Filed April 29, 1997)
        (b)        Single Premium Immediate Annuity Rider for Flexible Premium Joint and Last Survivor Variable Life
                   Insurance Policy (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to
                   Form S-6 Registration No. 33-41829 Filed April 29, 1997)
    (4)            Flexible Premium Joint and Last Survivor Partial Withdrawal Rider for use with Flexible Premium
                   Joint and Last Survivor Variable Life Insurance Policy (Incorporated by Reference to Registrant's
                   Post-Effective Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed April 29, 1997)
    (5)            Flexible Premium Partial Withdrawal Rider for use with Flexible Premium Variable Life Insurance
                   Policy (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6
                   Registration No. 33-41829 Filed April 29, 1997)
    (6)            Change of Insured Rider for use with Flexible Premium Variable Life Insurance Policy
                   (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6
                   Registration No. 33-41829 Filed April 29, 1997)
    (6)(a)         Articles of Amendment, Restatement, and Redomestication of the Articles of Incorporation of
                   Merrill Lynch Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective
                   Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company (Incorporated by Reference
                   to Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April
                   29, 1997)
    (7)            Not applicable
    (8)(a)         Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund, Inc.
                   (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form S-6
                   Registration No. 33-55472 Filed April 29, 1997)
        (b)        Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Funds Distributor, Inc.
                   (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form S-6
                   Registration No. 33-55472 Filed April 29, 1997)
        (c)        Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form
                   S-6 Registration No. 33-55472 Filed April 29, 1997)
        (d)        Participation Agreement among Merrill Lynch Life Insurance Company, ML Life Insurance Company of
                   New York and Monarch Life Insurance Company (Incorporated by Reference to Registrant's
                   Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (e)        Management Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Asset
                   Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to
                   Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (f)        Form of Participation Agreement among Merrill Lynch Life Insurance Company, ML Life Insurance
                   Company of New York and Family Life Insurance Company (Incorporated by Reference to Registrant's
                   Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29, 1997)

(g)             Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance
                Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference
                to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment
                No. 10 to Form N-4 Registration No. 33-43773 Filed December 10, 1996)
        (h)     Form of Participation Agreement Among MFS Variable Insurance Trust, Merrill Lynch Life
                Insurance Company, and Massachusetts Financial Services Company (Incorporated by
                Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                Amendment No. 10 to Form N-4 Registration No. 33- 43773 Filed December 10, 1996)
        (i)     Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM
                Distributors, Inc., and Merrill Lynch Life Insurance Company (Incorporated by Reference
                to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No.
                11 to Form N-4 Registration No. 33-43773 Filed April 24, 1997)
        (j)     Form of Participation Agreement among Merrill Lynch Life Insurance Company, Hotchkis and
                Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Post-Effective Amendment No. 12 to Form N-4
                Registration No. 33-43773 Filed May 1, 1998)
        (k)     Form of Participation Agreement between Merrill Lynch Life Insurance Company and Mercury
                Asset Management V.I. Funds, Inc. (Incorporated by reference to Merrill Lynch Life
                Variable Annuity Separate Account A's Post-Effective Amendment No. 15 to Form N-4
                Registration No. 33-43773 Filed April 14, 1999)
        (l)     Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and
                Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                Variable Annuity Separate Account A's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996).
        (m)     Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds,
                Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill
                Lynch Life Variable Annuity Separate Account A's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
        (n)     Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company,
                Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1,
                1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3,
                1999.)
        (o)     Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company,
                Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5,
                1998. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3,
                1999.)
        (p)     Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company,
                Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22,
                1999. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3,
                1999.)
        (q)     Amendment to the Participation Agreement Among MFS(R)" Variable Insurance Trust(SM)],
                Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated
                May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)

(r)             Amendment to the Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                Registration Statement on Form N-4, Registration No. 333- 90243 Filed November 3,
                1999.)
        (s)     Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company
                and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Merrill Lynch
                Life Variable Annuity Separate Account A's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
    (9)         Service Agreement among Merrill Lynch Insurance Group, Inc., Family Life Insurance
                Company and Merrill Lynch Life Insurance Company (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472
                Filed April 29, 1997)
   (10)(a)      Variable Life Insurance Application(Incorporated by Reference to Registrant's Post-
                Effective Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed April 29, 1997)
        (b)     Variable Life Insurance Supplemental Application 1 (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 6 to Form S-6 Registration No. 33-41829
                Filed April 29, 1997)
        (c)     Application for Additional Payment for Variable Life Insurance (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6 Registration No.
                33-41829 Filed April 29, 1997)
        (d)     Application for Reinstatement (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed April 29,
                1997)
        (e)     Variable Life Insurance Application, Part 1 (Form No. A1016) (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6 Registration No.
                33-41830 Filed April 28, 1995)
        (f)     Variable Life Insurance Application, Part 2 (Form No. A1011) (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6 Registration No.
                33-41830 Filed April 28, 1995)
        (g)     Temporary Insurance Agreement (Form No. A1010) (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 4 to Form S-6 Registration No. 33-41830
                Filed April 28, 1995)
        (h)     Flexible Premium Variable Life Insurance Policy (Form No. MFP87) (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6 Registration No.
                33-41830 Filed April 28, 1995)
        (i)     Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (Form No.
                MFPLS87) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to
                Form S-6 Registration No. 33-41830 Filed April 28, 1995)
        (j)     Variable Life Insurance Application (Incorporated by Reference to Registrant's Post-
                Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (k)     Variable Life Insurance Application and Temporary Insurance Agreement (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form S-6 Registration No.
                33-41830 Filed April 28, 2000)
   (11)(a)      Memorandum describing Merrill Lynch Life Insurance Company's Issuance, Transfer and
                Redemption Procedures (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 2 to Form S-6 Registration No. 33-41830 Filed March 1, 1994)
        (b)     Supplement to Memorandum describing Merrill Lynch Life Insurance Company's Issuance,
                Transfer and Redemption Procedures (Incorporated by Reference to Registrant's Post-
                Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29, 1997)

2.              See Exhibit 1.A.(5)
3.              Opinion and Consent of Barry G. Skolnick, Esq. as to the
                legality of the securities being registered (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 5 to
                Form S-6 Registration No. 33-41830 Filed April 25, 1996)
4.              Not applicable
5.              Not applicable
6.              Opinion and Consent of Deborah J. Adler, FSA, MAAA as to
                actuarial matters pertaining to the securities being
                registered
7.      (a)     Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (b)     Power of Attorney of David E. Dunford (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (c)     Power of Attorney of Gail R. Farkas (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to
                Form S-6 Registration No. 33-55472 Filed February 29, 1996)
        (d)     Power of Attorney of John C.R. Hele (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (e)     Power of Attorney of Allen N. Jones (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (f)     Power of Attorney of Barry G. Skolnick (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (g)     Power of Attorney of Anthony J. Vespa (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 2 to
                Form S-6 Registration No. 33-55472 Filed March 1, 1994)
        (h)     Power of Attorney of Matthew J. Rider (Incorporated by
                Reference to Registrant's Form S-6 Registration Statement
                No. 333-47844 Filed on October 12, 2000)
8.      (a)     Written Consent of Barry G. Skolnick, Esq.
        (b)     Written Consent of Deborah J. Adler, FSA, MAAA (See Exhibit
                6)
        (c)     Written Consent of Sutherland Asbill & Brennan LLP
        (d)     Written Consent of Deloitte & Touche LLP, Independent
                Auditors

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Variable Life Separate Account, hereby certifies that this Post-Effective Amendment No. 11 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the township of Princeton and the State of New Jersey, on the 25th day of April 2001.


                  Merrill Lynch Variable Life Separate Account
                                  (Registrant)

                    By: Merrill Lynch Life Insurance Company
                                  (Depositor)



Attest: /s/ THOMAS J. LOFTUS                   By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Thomas J. Loftus                            Barry G. Skolnick
       Vice President                              President



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2001.



                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Investment Officer
               David M. Dunford

                      *                        Director and Senior Vice President
---------------------------------------------
                Gail R. Farkas

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
               Matthew J. Rider
                      *                        Director
---------------------------------------------
               Anthony J. Vespa

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, President,
---------------------------------------------    Secretary, General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX


    6. Opinion and Consent of Deborah J. Adler, FSA, MAAA as to actuarial matters pertaining to the securities being registered
 8.(a)  Written Consent of Barry G. Skolnick, Esq.
 8.(c)  Written Consent of Sutherland Asbill & Brennan LLP
 8.(d)  Written Consent of Deloitte & Touche LLP, Independent
        Auditors